                          AIM VARIABLE INSURANCE FUNDS

                         AIM V.I. AGGRESSIVE GROWTH FUND
                          AIM V.I. BASIC BALANCED FUND
                            AIM V.I. BASIC VALUE FUND
                             AIM V.I. BLUE CHIP FUND
                       AIM V.I. CAPITAL APPRECIATION FUND
                        AIM V.I. CAPITAL DEVELOPMENT FUND
                            AIM V.I. CORE EQUITY FUND
                        AIM V.I. DIVERSIFIED INCOME FUND
                       AIM V.I. GOVERNMENT SECURITIES FUND
                              AIM V.I. GROWTH FUND
                            AIM V.I. HIGH YIELD FUND
                       AIM V.I. INTERNATIONAL GROWTH FUND
                        AIM V.I. MID CAP CORE EQUITY FUND
                           AIM V.I. MONEY MARKET FUND
                          AIM V.I. PREMIER EQUITY FUND
                                (SERIES I SHARES)

                          Supplement dated July 1, 2005
                     to the Prospectus dated April 29, 2005


The following is added to the end of the second paragraph appearing under the heading "INVESTMENT OBJECTIVES AND STRATEGIES -- AIM V.I. BASIC BALANCED FUND" of the prospectus:

     "The fund may also invest in credit derivatives."

The following is added to the end of the third paragraph appearing under the heading "INVESTMENT OBJECTIVES AND STRATEGIES -- AIM V.I. DIVERSIFIED INCOME FUND" of the prospectus:

     "The fund may also invest in credit derivatives."

The following is added to the end of the second paragraph appearing under the heading "INVESTMENT OBJECTIVES AND STRATEGIES -- AIM V.I. HIGH YIELD FUND" of the prospectus:

     "The fund may also invest in credit derivatives."

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

FEES AND EXPENSES OF THE FUNDS

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the funds but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                            SERIES I SHARES
Maximum Sales Charge (Load)                                        N/A
Maximum Deferred Sales Charge (Load)                               N/A
--------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."

ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
-------------------------------------------------------------------------------------------------------------------------
                                                                              TOTAL                            NET
                                                                             ANNUAL      FEE WAIVERS         ANNUAL
                                                                              FUND         AND/OR             FUND
(EXPENSES THAT ARE DEDUCTED                      MANAGEMENT       OTHER     OPERATING      EXPENSE          OPERATING
FROM SERIES I SHARE ASSETS)                         FEES        EXPENSES    EXPENSES   REIMBURSEMENTS       EXPENSES
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund                     0.80%         0.36%       1.16%         0.05%            1.11%(2)(11)
AIM V.I. Basic Balanced Fund                        0.75          0.37        1.12          0.21             0.91(2) (3)
AIM V.I. Basic Value Fund                           0.72          0.30        1.02          0.05             0.97(2)(11)
AIM V.I. Blue Chip Fund                             0.75          0.36        1.11          0.10             1.01(2)(4)
AIM V.I. Capital Appreciation Fund                  0.61          0.30        0.91            --             0.91(11)
AIM V.I. Capital Development Fund                   0.75          0.35        1.10          0.01             1.09(5)(11)
AIM V.I. Core Equity Fund                           0.61          0.30        0.91            --             0.91(11)
AIM V.I. Diversified Income Fund                    0.60          0.41        1.01          0.26             0.75(6)
AIM V.I. Government Securities Fund                 0.47          0.40        0.87          0.14             0.73(7)(8)
AIM V.I. Growth Fund                                0.63          0.28        0.91            --             0.91(11)
AIM V.I. High Yield Fund                            0.62          0.42        1.04          0.09             0.95(9)
AIM V.I. International Growth Fund                  0.74          0.40        1.14            --             1.14(11)
AIM V.I. Mid Cap Core Equity Fund                   0.73          0.31        1.04            --             1.04(11)
AIM V.I. Money Market Fund                          0.40          0.35        0.75            --             0.75(11)
AIM V.I. Premier Equity Fund                        0.61          0.30        0.91          0.02             0.89(10)(11)
-------------------------------------------------------------------------------------------------------------------------

(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. This agreement is reflected in the fee waiver. (See "Fund Management-Advisor Compensation").

(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 0.91% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees, and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation agreement is in effect through June 30, 2006.

(4) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (subject to the same exclusions discussed above in Note 3) of Series I shares to 1.01% of average daily net assets. The expense limitation agreement is in effect through June 30, 2006.

(5) Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees. This agreement is reflected in the fee waiver. (See "Fund Management-Advisor Compensation").

(6) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (subject to the same exclusions discussed above in Note 3) of Series I shares to 0.75% of average daily net assets. The expense limitation agreement is in effect through June 30, 2006.

(7)  Other Expenses includes interest expense of 0.09%.

(8) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (subject to the same exclusions discussed above in Note 3) of Series I shares to 0.73% of average daily net assets. The expense limitation agreement is in effect through June 30, 2006.

(9) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (subject to the same exclusions discussed above in Note 3) of Series I shares to 0.95% of average daily net assets. The expense limitation agreement is in effect through June 30, 2006.

(10) Effective July 1, 2005 through June 30, 2006, the fund's advisor has contractually agreed to waive 0.02% of its Management Fees.

(11) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily nets assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes;
     (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees;
     (vi) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees, and (vii) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation is in effect through April 30, 2006.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series I shares of the funds with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

    The example assumes that you invest $10,000 in a fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES I SHARES
-----------------------------------------------------------------------------------------------------------
                                                                 1 YEAR    3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund                                  $   113   $  353      $  612     $   1,384
AIM V.I. Basic Balanced Fund                                          93      307         539         1,291
AIM V.I. Basic Value Fund                                             99      309         536         1,223
AIM V.I. Blue Chip Fund                                              103      330         575         1,318
AIM V.I. Capital Appreciation Fund                                    93      290         504         1,120
AIM V.I. Capital Development Fund                                    111      349         605         1,339
AIM V.I. Core Equity Fund                                             93      290         504         1,120
AIM V.I. Diversified Income Fund                                      77      296         533         1,213
AIM V.I. Government Securities Fund                                   75      264         468         1,060
AIM V.I. Growth Fund                                                  93      290         504         1,120
AIM V.I. High Yield Fund                                              97      322         565         1,263
AIM V.I. International Growth Fund                                   116      362         628         1,386
AIM V.I. Mid Cap Core Equity Fund                                    106      331         574         1,271
AIM V.I. Money Market Fund                                            77      240         417           930
AIM V.I. Premier Equity Fund                                          91      288         502         1,118
-----------------------------------------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The annual expense ratio, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the current annual expense ratio will be the expense ratio for the fund. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees and expenses assessed in connection with your variable product; if they did, the expenses shown would be higher, while the ending balance shown would be lower. YOU SHOULD UNDERSTAND THAT THIS IS ONLY A HYPOTHETICAL PRESENTATION MADE TO ILLUSTRATE WHAT EXPENSES AND RETURNS WOULD BE UNDER THE ABOVE SCENARIOS; YOUR ACTUAL RETURNS AND EXPENSES ARE LIKELY TO DIFFER (HIGHER OR LOWER) FROM THOSE SHOWN BELOW.


AIM V.I. AGGRESSIVE GROWTH FUND

SERIES I--ANNUAL EXPENSE
RATIO 1.11%                                   YEAR 1         YEAR 2         YEAR 3         YEAR 4         YEAR 5
Cumulative Return Before Expenses               5.00%          10.25%         15.76%         21.55%         27.63%
Cumulative Return After Expenses                3.89%           7.93%         12.13%         16.49%         21.02%
End of Year Balance                       $10,389.00      $10,793.13     $11,212.98     $11,649.17     $12,102.32
Estimated Annual Expenses                 $   113.16      $   117.56     $   122.13     $   126.88     $   131.82

SERIES I--ANNUAL EXPENSE
RATIO 1.11%                              YEAR 6          YEAR 7         YEAR 8          YEAR 9         YEAR 10
Cumulative Return Before Expenses          34.01%          40.71%          47.75%          55.13%          62.89%
Cumulative Return After Expenses           25.73%          30.62%          35.70%          40.98%          46.47%
End of Year Balance                   $12,573.10      $13,062.20      $13,570.32      $14,098.20      $14,646.62
Estimated Annual Expenses             $   136.95      $   142.28      $   147.81      $   153.56      $   159.53
-----------------------------------------------------------------------------------------------------------------


AIM V.I. BASIC BALANCED FUND

SERIES I--ANNUAL EXPENSE
RATIO 0.91%                              YEAR 1          YEAR 2         YEAR 3          YEAR 4         YEAR 5
Cumulative Return Before Expenses           5.00%          10.25%          15.76%          21.55%          27.63%
Cumulative Return After Expenses            4.09%           8.35%          12.78%          17.39%          21.19%
End of Year Balance                   $10,409.00      $10,834.73      $11,277.87      $11,739.13      $12,219.26
Estimated Annual Expenses             $    92.86      $    96.66      $   100.61      $   104.73      $   109.01

SERIES I--ANNUAL EXPENSE
RATIO 0.91%                              YEAR 6          YEAR 7         YEAR 8          YEAR 9         YEAR 10
Cumulative Return Before Expenses          34.01%          40.71%          47.75%          55.13%          62.89%
Cumulative Return After Expenses           27.19%          32.39%          37.81%          43.44%          49.31%
End of Year Balance                   $12,719.03      $13,239.24      $13,780.73      $14,344.36      $14,931.04
Estimated Annual Expenses             $   113.47      $   118.11      $   122.94      $   127.97      $   133.20
-----------------------------------------------------------------------------------------------------------------

AIM V.I. BASIC VALUE FUND


SERIES I--ANNUAL EXPENSE
RATIO 0.97%                              YEAR 1          YEAR 2         YEAR 3          YEAR 4         YEAR 5
Cumulative Return Before Expenses           5.00%          10.25%          15.76%          21.55%          27.63%
Cumulative Return After Expenses            4.03%           8.22%          12.58%          17.12%          21.84%
End of Year Balance                   $10,403.00      $10,822.24      $11,258.38      $11,712.09      $12,184.09
Estimated Annual Expenses             $    98.95      $   102.94      $   107.09      $   111.41      $   115.90

SERIES I--ANNUAL EXPENSE
RATIO 0.97%                              YEAR 6          YEAR 7         YEAR 8          YEAR 9         YEAR 10
Cumulative Return Before Expenses          34.01%          40.71%          47.75%          55.13%          62.89%
Cumulative Return After Expenses           26.75%          31.86%          37.17%          42.70%          48.45%
End of Year Balance                   $12,675.11      $13,185.91      $13,717.30      $14,270.11      $14,845.20
Estimated Annual Expenses             $   120.57      $   125.43      $   130.48      $   135.74      $   141.21
-----------------------------------------------------------------------------------------------------------------

AIM V.I. BLUE CHIP FUND


SERIES I--ANNUAL EXPENSE
RATIO 1.01%                              YEAR 1          YEAR 2         YEAR 3          YEAR 4         YEAR 5
Cumulative Return Before Expenses           5.00%          10.25%          15.76%          21.55%          27.63%
Cumulative Return After Expenses            3.99%           8.14%          12.45%          16.94%          21.61%
End of Year Balance                   $10,399.00      $10,813.92      $11,245.40      $11,694.09      $12,160.68
Estimated Annual Expenses             $   103.01      $   107.13      $   111.40      $   115.84      $   120.47

SERIES I--ANNUAL EXPENSE
RATIO 1.01%                              YEAR 6          YEAR 7         YEAR 8          YEAR 9         YEAR 10
Cumulative Return Before Expenses          34.01%          40.71%          47.75%          55.13%          62.89%
Cumulative Return After Expenses           26.46%          31.50%          36.75%          42.21%          47.88%
End of Year Balance                   $12,645.89      $13,150.46      $13,675.17      $14,220.81      $14,788.22
Estimated Annual Expenses             $   125.27      $   130.27      $   135.47      $   140.87      $   146.50
-----------------------------------------------------------------------------------------------------------------


AIM V.I. CAPITAL APPRECIATION FUND


SERIES I--ANNUAL EXPENSE
RATIO 0.91%                              YEAR 1          YEAR 2         YEAR 3          YEAR 4         YEAR 5
Cumulative Return Before Expenses           5.00%          10.25%          15.76%          21.55%          27.63%
Cumulative Return After Expenses            4.09%           8.35%          12.78%          17.39%          22.19%
End of Year Balance                   $10,409.00      $10,834.73      $11,277.87      $11,739.13      $12,219.26
Estimated Annual Expenses             $    92.86      $    96.66      $   100.61      $   104.73      $   109.01

SERIES I--ANNUAL EXPENSE
RATIO 0.91%                              YEAR 6          YEAR 7         YEAR 8          YEAR 9         YEAR 10
Cumulative Return Before Expenses          34.01%          40.71%          47.75%          55.13%          62.89%
Cumulative Return After Expenses           27.19%          32.39%          37.81%          43.44%          49.31%
End of Year Balance                   $12,719.03      $13,239.24      $13,780.73      $14,344.36      $14,931.04
Estimated Annual Expenses             $   113.47      $   118.11      $   122.94      $   127.97      $   133.20
-----------------------------------------------------------------------------------------------------------------

AIM V.I. CAPITAL DEVELOPMENT FUND


SERIES I--ANNUAL EXPENSE
RATIO 1.09%                              YEAR 1          YEAR 2         YEAR 3          YEAR 4         YEAR 5

Cumulative Return Before Expenses           5.00%          10.25%          15.76%          21.55%          27.63%
Cumulative Return After Expenses            3.91%           7.97%          12.19%          16.58%          21.14%
End of Year Balance                   $10,391.00      $10,797.29      $11,219.46      $11,658.14      $12,113.98
Estimated Annual Expenses             $   111.13      $   115.48      $   119.99      $   124.68      $   129.56

SERIES I--ANNUAL EXPENSE
RATIO 1.09%                              YEAR 6          YEAR 7         YEAR 8          YEAR 9         YEAR 10
Cumulative Return Before Expenses          34.01%          40.71%          47.75%          55.13%          62.89%
Cumulative Return After Expenses           25.88%          30.80%          35.91%          41.23%          46.75%
End of Year Balance                   $12,587.63      $13,079.81      $13,591.23      $14,122.65      $14,674.84
Estimated Annual Expenses             $   134.62      $   139.89      $   145.36      $   151.04      $   156.95
-----------------------------------------------------------------------------------------------------------------

AIM V.I. CORE EQUITY FUND


SERIES I--ANNUAL EXPENSE
RATIO 0.91%                              YEAR 1          YEAR 2         YEAR 3          YEAR 4         YEAR 5
Cumulative Return Before Expenses           5.00%          10.25%          15.76%          21.55%          27.63%
Cumulative Return After Expenses            4.09%           8.35%          12.78%          17.39%          22.19%
End of Year Balance                   $10,409.00      $10,834.73      $11,277.87      $11,739.13      $12,219.26
Estimated Annual Expenses             $    92.86      $    96.66      $   100.61      $   104.73      $   109.01

SERIES I--ANNUAL EXPENSE
RATIO 0.91%                              YEAR 6          YEAR 7         YEAR 8          YEAR 9         YEAR 10
Cumulative Return Before Expenses          34.01%          40.71%          47.75%          55.13%          62.89%
Cumulative Return After Expenses           27.19%          32.39%          37.81%          43.44%          49.31%
End of Year Balance                   $12,719.03      $13,239.24      $13,780.73      $14,344.36      $14,931.04
Estimated Annual Expenses             $   113.47      $   118.11      $   122.94      $   127.97      $   133.20
-----------------------------------------------------------------------------------------------------------------

AIM V.I. DIVERSIFIED INCOME FUND


SERIES I--ANNUAL EXPENSE
RATIO 0.75%                              YEAR 1          YEAR 2         YEAR 3          YEAR 4         YEAR 5
Cumulative Return Before Expenses           5.00%          10.25%          15.76%          21.55%          27.63%
Cumulative Return After Expenses            4.25%           8.68%          13.30%          18.11%          23.13%
End of Year Balance                   $10,425.00      $10,868.06      $11,329.96      $11,811.48      $12,313.47
Estimated Annual Expenses             $    76.59      $    79.85      $    83.24      $    86.78      $    90.47

SERIES I--ANNUAL EXPENSE
RATIO 0.75%                              YEAR 6          YEAR 7         YEAR 8          YEAR 9         YEAR 10
Cumulative Return Before Expenses          34.01%          40.71%          47.75%          55.13%          62.89%
Cumulative Return After Expenses           28.37%          33.82%          39.51%          45.44%          51.62%
End of Year Balance                   $12,836.79      $13,382.35      $13,951.10      $14,544.02      $15,162.14
Estimated Annual Expenses             $    94.31      $    98.32      $   102.50      $   106.86      $   111.40
-----------------------------------------------------------------------------------------------------------------

AIM V.I. GOVERNMENT SECURITIES FUND


SERIES I--ANNUAL EXPENSE
RATIO 0.73%                              YEAR 1          YEAR 2         YEAR 3          YEAR 4         YEAR 5
Cumulative Return Before Expenses           5.00%          10.25%          15.76%          21.55%          27.63%
Cumulative Return After Expenses            4.27%           8.72%          13.36%          18.21%          23.25%
End of Year Balance                   $10,427.00      $10,872.23      $11,336.48      $11,820.54      $12,325.28
Estimated Annual Expenses             $    74.56      $    77.74      $    81.06      $    84.52      $    88.13

SERIES I--ANNUAL EXPENSE
RATIO 0.73%                              YEAR 6          YEAR 7         YEAR 8          YEAR 9         YEAR 10
Cumulative Return Before Expenses          34.01%          40.71%          47.75%          55.13%          62.89%
Cumulative Return After Expenses           28.52%          34.00%          39.73%          45.69%          51.91%
End of Year Balance                   $12,851.57      $13,400.33      $13,972.53      $14,569.15      $15,191.26
Estimated Annual Expenses             $    91.90      $    95.82      $    99.91      $   104.18      $   108.63
-----------------------------------------------------------------------------------------------------------------

AIM V.I. GROWTH FUND


SERIES I--ANNUAL EXPENSE
RATIO 0.91%                              YEAR 1          YEAR 2         YEAR 3          YEAR 4         YEAR 5
Cumulative Return Before Expenses           5.00%          10.25%          15.76%          21.55%          27.63%
Cumulative Return After Expenses            4.09%           8.35%          12.78%          17.39%          22.19%
End of Year Balance                   $10,409.00      $10,834.73      $11,277.87      $11,739.13      $12,219.26
Estimated Annual Expenses             $    92.86      $    96.66      $   100.61      $   104.73      $   109.01

SERIES I--ANNUAL EXPENSE
RATIO 0.91%                              YEAR 6          YEAR 7         YEAR 8          YEAR 9         YEAR 10
Cumulative Return Before Expenses          34.01%          40.71%          47.75%          55.13%          62.89%
Cumulative Return After Expenses           27.19%          32.39%          37.81%          43.44%          49.31%
End of Year Balance                   $12,719.03      $13,239.24      $13,780.73      $14,344.36      $14,931.04
Estimated Annual Expenses             $   113.47      $   118.11      $   122.94      $   127.97      $   133.20
-----------------------------------------------------------------------------------------------------------------

AIM V.I. HIGH YIELD FUND


SERIES I--ANNUAL EXPENSE
RATIO 0.95%                              YEAR 1          YEAR 2         YEAR 3          YEAR 4         YEAR 5
Cumulative Return Before Expenses           5.00%          10.25%          15.76%          21.55%          27.63%
Cumulative Return After Expenses            4.05%           8.26%          12.65%          17.21%          21.96%
End of Year Balance                   $10,405.00      $10,826.40      $11,264.87      $11,721.10      $12,195.80
Estimated Annual Expenses             $    96.92      $   100.85      $   104.93      $   109.18      $   113.61

SERIES I--ANNUAL EXPENSE
RATIO 0.95%                              YEAR 6          YEAR 7         YEAR 8          YEAR 9         YEAR 10
Cumulative Return Before Expenses          34.01%          40.71%          47.75%          55.13%          62.89%
Cumulative Return After Expenses           26.90%          32.04%          37.38%          42.95%          48.74%
End of Year Balance                   $12,689.73      $13,203.67      $13,738.42      $14,294.82      $14,873.76
Estimated Annual Expenses             $   118.21      $   122.99      $   127.97      $   133.16      $   138.55
-----------------------------------------------------------------------------------------------------------------

AIM V.I. INTERNATIONAL GROWTH FUND


SERIES I--ANNUAL EXPENSE
RATIO 1.14%                              YEAR 1          YEAR 2         YEAR 3          YEAR 4         YEAR 5
Cumulative Return Before Expenses           5.00%          10.25%          15.76%          21.55%          27.63%
Cumulative Return After Expenses            3.86%           7.87%          12.03%          16.36%          20.85%
End of Year Balance                   $10,386.00      $10,786.90      $11,203.27      $11,635.72      $12,084.86
Estimated Annual Expenses             $   116.20      $   120.69      $   125.34      $   130.18      $   135.21

SERIES I--ANNUAL EXPENSE
RATIO 1.14%                              YEAR 6          YEAR 7         YEAR 8          YEAR 9         YEAR 10
Cumulative Return Before Expenses          34.01%          40.71%          47.75%          55.13%          62.89%
Cumulative Return After Expenses           25.51%          30.36%          35.39%          40.62%          46.04%
End of Year Balance                   $12,551.33      $13,035.82      $13,539.00      $14,061.60      $14,604.38
Estimated Annual Expenses             $   140.43      $   145.85      $   151.48      $   157.32      $   163.40
-----------------------------------------------------------------------------------------------------------------

AIM V.I. MID CAP CORE EQUITY FUND


SERIES I--ANNUAL EXPENSE
RATIO 1.04%                              YEAR 1          YEAR 2         YEAR 3          YEAR 4         YEAR 5
Cumulative Return Before Expenses           5.00%          10.25%          15.76%          21.55%          27.63%
Cumulative Return After Expenses            3.96%           8.08%          12.36%          16.81%          21.43%
End of Year Balance                   $10,396.00      $10,807.68      $11,235.67      $11,680.60      $12,143.15
Estimated Annual Expenses             $   106.06      $   110.26      $   114.63      $   119.16      $   123.88

SERIES I--ANNUAL EXPENSE
RATIO 1.04%                              YEAR 6          YEAR 7         YEAR 8          YEAR 9         YEAR 10
Cumulative Return Before Expenses          34.01%          40.71%          47.75%          55.13%          62.89%
Cumulative Return After Expenses           26.24%          31.24%          36.44%          41.84%          47.46%
End of Year Balance                   $12,624.02      $13,123.93      $13,643.64      $14,183.93      $14,745.61
Estimated Annual Expenses             $   128.79      $   133.89      $   139.19      $   144.70      $   150.43
-----------------------------------------------------------------------------------------------------------------


AIM V.I. MONEY MARKET FUND

SERIES I--ANNUAL EXPENSE
RATIO 0.75%                              YEAR 1          YEAR 2         YEAR 3          YEAR 4         YEAR 5
Cumulative Return Before Expenses           5.00%          10.25%          15.76%          21.55%          27.63%
Cumulative Return After Expenses            4.25%           8.68%          13.30%          18.11%          23.13%
End of Year Balance                   $10,425.00      $10,868.06      $11,329.96      $11,811.48      $12,313.47
Estimated Annual Expenses             $    76.59      $    79.85      $    83.24      $    86.78      $    90.47

SERIES I--ANNUAL EXPENSE
RATIO 0.75%                              YEAR 6          YEAR 7         YEAR 8          YEAR 9         YEAR 10
Cumulative Return Before  Expenses          34.01%          40.71%          47.75%          55.13%          62.89%
Cumulative Return After Expenses            28.37%          33.82%          39.51%          45.44%          51.62%
End of Year Balance                    $12,836.79      $13,382.35      $13,951.10      $14,544.02      $15,162.14
Estimated Annual Expenses              $    94.31      $    98.32      $   102.50      $   106.86      $   111.40
------------------------------------------------------------------------------------------------------------------

AIM V.I. PREMIER EQUITY FUND


SERIES I--ANNUAL EXPENSE
RATIO 0.89%                              YEAR 1          YEAR 2         YEAR 3          YEAR 4         YEAR 5

Cumulative Return Before Expenses           5.00%          10.25%          15.76%          21.55%          27.63%
Cumulative Return After Expenses            4.11%           8.39%          12.84%          17.48%          22.31%
End of Year Balance                   $10,411.00      $10,838.89      $11,284.37      $11,748.16      $12,231.01
Estimated Annual Expenses             $    90.83      $    94.56      $    98.45      $   102.49      $   106.71

SERIES I--ANNUAL EXPENSE
RATIO 0.89                               YEAR 6          YEAR 7         YEAR 8          YEAR 9         YEAR 10

Cumulative Return Before Expenses          34.01%          40.71%          47.75%          55.13%          62.89%
Cumulative Return After Expenses           27.34%          32.57%          38.02%          43.69%          49.60%
End of Year Balance                   $12,733.70      $13,257.06      $13,801.92      $14,369.18      $14,959.75
Estimated Annual Expenses             $   111.09      $   115.66      $   120.41      $   125.36      $   130.51"
-----------------------------------------------------------------------------------------------------------------


Effective July 1, 2005, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS - AIM V.I. BLUE CHIP FUND" on page 32 of the prospectus:

     "Kirk L. Andersen, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1994.

     He is assisted by the advisor's Large Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not a part of this prospectus."

                          AIM VARIABLE INSURANCE FUNDS

                         AIM V.I. AGGRESSIVE GROWTH FUND
                          AIM V.I. BASIC BALANCED FUND
                            AIM V.I. BASIC VALUE FUND
                             AIM V.I. BLUE CHIP FUND
                       AIM V.I. CAPITAL APPRECIATION FUND
                        AIM V.I. CAPITAL DEVELOPMENT FUND
                            AIM V.I. CORE EQUITY FUND
                        AIM V.I. DIVERSIFIED INCOME FUND
                       AIM V.I. GOVERNMENT SECURITIES FUND
                              AIM V.I. GROWTH FUND
                            AIM V.I. HIGH YIELD FUND
                       AIM V.I. INTERNATIONAL GROWTH FUND
                        AIM V.I. MID CAP CORE EQUITY FUND
                           AIM V.I. MONEY MARKET FUND
                          AIM V.I. PREMIER EQUITY FUND
                               (SERIES II SHARES)

                          Supplement dated July 1, 2005
                     to the Prospectus dated April 29, 2005


The following is added to the end of the second paragraph appearing under the heading "INVESTMENT OBJECTIVES AND STRATEGIES -- AIM V.I. BASIC BALANCED FUND" of the prospectus:

     "The fund may also invest in credit derivatives."

The following is added to the end of the third paragraph appearing under the heading "INVESTMENT OBJECTIVES AND STRATEGIES -- AIM V.I. DIVERSIFIED INCOME FUND" of the prospectus:

     "The fund may also invest in credit derivatives."

The following is added to the end of the second paragraph appearing under the heading "INVESTMENT OBJECTIVES AND STRATEGIES -- AIM V.I. HIGH YIELD FUND" of the prospectus:

     "The fund may also invest in credit derivatives."

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEES AND EXPENSES OF THE FUNDS

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the funds but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
------------------------------------------ ------------------------------------
(fees paid directly from
your investment)                                               SERIES II SHARES
Maximum Sales Charge (Load)                                         N/A
Maximum Deferred Sales Charge (Load)                                N/A
------------------------------------------ ------------------------------------

"N/A" in the above table means "not applicable."

ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                  TOTAL                              NET
                                                                                 ANNUAL                             ANNUAL
(expenses that are deducted from                                                  FUND     FEE WAIVERS AND/OR        FUND
Series II share assets)                   MANAGEMENT    RULE 12b-1    OTHER     OPERATING        EXPENSE           OPERATING
                                             FEES          FEES     EXPENSES    EXPENSES     REIMBURSEMENTS         EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund              0.80%         0.25%      0.36%       1.41%          0.05%             1.36%(2)(11)
AIM V.I. Basic Balanced Fund                 0.75          0.25       0.37        1.37           0.21              1.16(2)(3)
AIM V.I. Basic Value Fund                    0.72          0.25       0.30        1.27           0.05              1.22(2)(11)
AIM V.I. Blue Chip Fund                      0.75          0.25       0.36        1.36           0.10              1.26(2)(4)
AIM V.I. Capital Appreciation Fund           0.61          0.25       0.30        1.16             --              1.16(11)
AIM V.I. Capital Development Fund            0.75          0.25       0.35        1.35           0.01              1.34(5)(11)
AIM V.I. Core Equity Fund                    0.61          0.25       0.30        1.16             --              1.16(11)
AIM V.I. Diversified Income Fund             0.60          0.25       0.41        1.26           0.26              1.00(6)
AIM V.I. Government Securities Fund          0.47          0.25       0.40        1.12           0.14              0.98(7)(8)
AIM V.I. Growth Fund                         0.63          0.25       0.28        1.16             --              1.16(11)
AIM V.I. High Yield Fund                     0.62          0.25       0.42        1.29           0.09              1.20(9)
AIM V.I. International Growth Fund           0.74          0.25       0.40        1.39             --              1.39(11)
AIM V.I. Mid Cap Core Equity Fund            0.73          0.25       0.31        1.29             --              1.29(11)
AIM V.I. Money Market Fund                   0.40          0.25       0.35        1.00             --              1.00(11)
AIM V.I. Premier Equity Fund                 0.61          0.25       0.30        1.16           0.02              1.14(10)(11)
-------------------------------------------------------------------------------------------------------------------------------

(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. This agreement is reflected in the fee waiver. (See "Fund Management-Advisor Compensation").

(3) The fund's advisor and/or distributor have contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.16% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day to day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation agreement is in effect through June 30, 2006.

(4) The fund's advisor and/or distributor have contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (subject to the same exclusions discussed above in Note 3) of Series II shares to 1.26% of average daily net assets. The expense limitation agreement is in effect through June 30, 2006.

(5) Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees. This agreement is reflected in the fee waiver. (See "Fund Management-Advisor Compensation").

(6) The fund's advisor and/or distributor have contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (subject to the same exclusions discussed above in Note 3) of Series II shares to 1.00% of average daily net assets. The expense limitation agreement is in effect through June 30, 2006.

(7)  Other Expenses includes interest expense of 0.09%.

(8) The fund's advisor and/or distributor have contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (subject to the same exclusions discussed above in Note 3) of Series II shares to 0.98% of average daily net assets. The expense limitation agreement is in effect through June 30, 2006.

(9) The fund's advisor and/or distributor have contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (subject to the same exclusions discussed above in Note 3) of Series II shares to 1.20% of average daily net assets. The expense limitation agreement is in effect through June 30, 2006.

(10) Effective July 1, 2005 through June 30, 2006, the fund's advisor has contractually agreed to waive 0.02% of its Management Fees.

(11) The fund's advisor and/or distributor have contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.45% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
     (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the fund's day to day operations), or items designated as such by the fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vii) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation agreement is in effect through April 30, 2006.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series II shares of the funds with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

     The example assumes that you invest $10,000 in a fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES II SHARES
----------------------------------------------------------------------------------------
                                       1  YEAR     3 YEARS      5 YEARS     10 YEARS
----------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund        $   138     $  431        $  745    $   1,667
AIM V.I. Basic Balanced Fund               118        386           673        1,576
AIM V.I. Basic Value Fund                  124        387           670        1,509
AIM V.I. Blue Chip Fund                    128        408           709        1,602
AIM V.I. Capital Appreciation Fund         118        368           638        1,409
AIM V.I. Capital Development Fund          136        427           738        1,623
AIM V.I. Core Equity Fund                  118        368           638        1,409
AIM V.I. Diversified Income Fund           102        374           667        1,500
AIM V.I. Government Securities Fund        100        342           603        1,351
AIM V.I. Growth Fund                       118        368           638        1,409
AIM V.I. High Yield Fund                   122        400           699        1,549
AIM V.I. International Growth Fund         142        440           761        1,669
AIM V.I. Mid Cap Core Equity Fund          131        409           708        1,556
AIM V.I. Money Market Fund                 102        318           552        1,225
AIM V.I. Premier Equity Fund               116        367           636        1,407
----------------------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the current annual expense ratio will be the expense ratio for the fund. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees and expenses assessed in connection with your variable product; if they did, the expenses shown would be higher, while the ending balance shown would be lower. YOU SHOULD UNDERSTAND THAT THIS IS ONLY A HYPOTHETICAL PRESENTATION MADE TO ILLUSTRATE WHAT EXPENSES AND RETURNS WOULD BE UNDER THE ABOVE SCENARIOS; YOUR ACTUAL RETURNS AND EXPENSES ARE LIKELY TO DIFFER (HIGHER OR LOWER) FROM THOSE SHOWN BELOW.

AIM V.I. AGGRESSIVE GROWTH FUND

SERIES II--ANNUAL EXPENSE
RATIO 1.36%                              YEAR 1          YEAR 2         YEAR 3          YEAR 4         YEAR 5
Cumulative Return Before Expenses           5.00%          10.25%          15.76%          21.55%          27.63%
Cumulative Return After Expenses            3.64%           7.41%          11.32%          15.37%          19.57%
End of Year Balance                   $10,364.00      $10,741.25      $11,132.23      $11,537.44      $11,957.41
Estimated Annual Expenses             $   138.48      $   143.52      $   148.74      $   154.15      $   159.76

SERIES II--ANNUAL EXPENSE
RATIO 1.36%                              YEAR 6          YEAR 7         YEAR 8          YEAR 9         YEAR 10
Cumulative Return Before Expenses          34.01%          40.71%          47.75%          55.13%          62.89%
Cumulative Return After Expenses           23.93%          28.44%          33.11%          37.96%          42.98%
End of Year Balance                   $12,392.66      $12,843.75      $13,311.26      $13,795.79      $14,297.96
Estimated Annual Expenses             $   165.58      $   171.61      $   177.85      $   184.33      $   191.04
-----------------------------------------------------------------------------------------------------------------


AIM V.I. BASIC BALANCED FUND

SERIES II--ANNUAL EXPENSE
RATIO 1.16%                              YEAR 1          YEAR 2         YEAR 3          YEAR 4         YEAR 5
Cumulative Return Before Expenses           5.00%          10.25%          15.76%          21.55%          27.63%
Cumulative Return After Expenses            3.84%           7.83%          11.97%          16.27%          20.73%
End of Year Balance                   $10,384.00      $10,782.75      $11,196.80      $11,626.76      $12,073.23
Estimated Annual Expenses             $   118.23      $   122.77      $   127.48      $   132.38      $   137.46

SERIES II--ANNUAL EXPENSE
RATIO 1.16%                              YEAR 6          YEAR 7         YEAR 8          YEAR 9         YEAR 10
Cumulative Return Before Expenses          34.01%          40.71%          47.75%          55.13%          62.89%
Cumulative Return After Expenses           25.37%          30.18%          35.18%          40.37%          45.76%
End of Year Balance                   $12,536.84      $13,018.25      $13,518.16      $14,037.25      $14,576.28
Estimated Annual Expenses             $   142.74      $   148.22      $   153.91      $   159.82      $   165.96
-----------------------------------------------------------------------------------------------------------------


AIM V.I. BASIC VALUE FUND

SERIES II--ANNUAL EXPENSE
RATIO 1.22%                              YEAR 1          YEAR 2         YEAR 3          YEAR 4          YEAR 5
Cumulative Return Before Expenses           5.00%          10.25%          15.76%          21.55%          27.63%
Cumulative Return After Expenses            3.78%           7.70%          11.77%          16.00%          20.38%
End of Year Balance                   $10,378.00      $10,770.29      $11,177.41      $11,599.91      $12,038.39
Estimated Annual Expenses             $   124.31      $   129.00      $   133.88      $   138.94      $   144.19

SERIES II--ANNUAL EXPENSE
RATIO 1.22%                              YEAR 6          YEAR 7         YEAR 8          YEAR 9         YEAR 10

Cumulative Return After Expenses          34.01%          40.71%          47.75%          55.13%          62.89%
Cumulative Return After Expenses          24.93%          29.66%          34.56%          39.64%          44.92%
End of Year Balance                  $12,493.44      $12,965.69      $13,455.79      $13,964.42      $14,492.28
Estimated Annual Expenses            $   149.64      $   155.30      $   161.17      $   167.26      $   173.59
-----------------------------------------------------------------------------------------------------------------

AIM V.I. BLUE CHIP FUND

SERIES II--ANNUAL EXPENSE
RATIO 1.26%                              YEAR 1          YEAR 2         YEAR 3          YEAR 4         YEAR 5

Cumulative Return Before Expenses           5.00%          10.25%          15.76%          21.55%          27.63%
Cumulative Return After Expenses            3.74%           7.62%          11.64%          15.82%          20.15%
End of Year Balance                   $10,374.00      $10,761.99      $11,164.49      $11,582.04      $12,015.21
Estimated Annual Expenses             $   128.36      $   133.16      $   138.14      $   143.30      $   148.66

SERIES II--ANNUAL EXPENSE
RATIO 1.26%                              YEAR 6          YEAR 7         YEAR 8          YEAR 9         YEAR 10

Cumulative Return Before Expenses          34.01%          40.71%          47.75%          55.13%          62.89%
Cumulative Return After Expenses           24.65%          29.31%          34.14%          39.16%          44.37%
End of Year Balance                   $12,464.57      $12,930.75      $13,414.36      $13,916.06      $14,436.52
Estimated Annual Expenses             $   154.22      $   159.99      $   165.97      $   172.18      $   178.62
-----------------------------------------------------------------------------------------------------------------

AIM V.I. CAPITAL APPRECIATION FUND

SERIES II--ANNUAL EXPENSE
RATIO 1.16%                              YEAR 1          YEAR 2         YEAR 3          YEAR 4         YEAR 5
Cumulative Return Before Expenses           5.00%          10.25%          15.76%          21.55%          27.63%
Cumulative Return After Expenses            3.84%           7.83%          11.97%          16.27%          20.73%
End of Year Balance                   $10,384.00      $10,782.75      $11,196.80      $11,626.76      $12,073.23
Estimated Annual Expenses             $   118.23      $   122.77      $   127.48      $   132.38      $   137.46

SERIES II--ANNUAL EXPENSE
RATIO 1.16%                              YEAR 6          YEAR 7         YEAR 8          YEAR 9         YEAR 10
Cumulative Return Before Expenses          34.01%          40.71%          47.75%          55.13%          62.89%
Cumulative Return After Expenses           25.37%          30.18%          35.18%          40.37%          45.76%
End of Year Balance                   $12,536.84      $13,018.25      $13,518.16      $14,037.25      $14,576.28
Estimated Annual Expenses             $   142.74      $   148.22      $   153.91      $   159.82      $   165.96
-----------------------------------------------------------------------------------------------------------------

AIM V.I. CAPITAL DEVELOPMENT FUND

SERIES II--ANNUAL EXPENSE
RATIO 1.34%                              YEAR 1          YEAR 2         YEAR 3          YEAR 4         YEAR 5
Cumulative Return Before Expenses           5.00%          10.25%          15.76%          21.55%          27.63%
Cumulative Return After Expenses            3.66%           7.45%          11.39%          15.46%          19.69%
End of Year Balance                   $10,366.00      $10,745.40      $11,138.68      $11,546.35      $11,968.95
Estimated Annual Expenses             $   136.45      $   141.45      $   146.62      $   151.99      $   157.55

SERIES II--ANNUAL EXPENSE
RATIO 1.34%                              YEAR 6          YEAR 7         YEAR 8          YEAR 9         YEAR 10
Cumulative Return Before Expenses          34.01%          40.71%          47.75%          55.13%          62.89%
Cumulative Return After Expenses           24.07%          28.61%          33.32%          38.20%          43.26%
End of Year Balance                   $12,407.01      $12,861.11      $13,331.83      $13,819.77      $14,325.57
Estimated Annual Expenses             $   163.32      $   169.30      $   175.49      $   181.92      $   188.57
-----------------------------------------------------------------------------------------------------------------


AIM V.I. CORE EQUITY FUND

SERIES II--ANNUAL EXPENSE
RATIO 1.16%                              YEAR 1          YEAR 2         YEAR 3          YEAR 4         YEAR 5
Cumulative Return Before Expenses           5.00%          10.25%          15.76%          21.55%          27.63%
Cumulative Return After Expenses            3.84%           7.83%          11.97%          16.27%          20.73%
End of Year Balance                   $10,384.00      $10,782.75      $11,196.80      $11,626.76      $12,073.23
Estimated Annual Expenses             $   118.23      $   122.77      $   127.48      $   132.38      $   137.46

SERIES II--ANNUAL EXPENSE
RATIO 1.16%                              YEAR 6          YEAR 7         YEAR 8          YEAR 9         YEAR 10
Cumulative Return Before Expenses          34.01%          40.71%          47.75%          55.13%          62.89%
Cumulative Return After Expenses           25.37%          30.18%          35.18%          40.37%          45.76%
End of Year Balance                   $12,536.84      $13,018.25      $13,518.16      $14,037.25      $14,576.28
Estimated Annual Expenses             $   142.74      $   148.22      $   153.91      $   159.82      $   165.96
-----------------------------------------------------------------------------------------------------------------

AIM V.I. DIVERSIFIED INCOME FUND

SERIES II--ANNUAL EXPENSE
RATIO 1.00%                              YEAR 1          YEAR 2         YEAR 3          YEAR 4         YEAR 5
Cumulative Return Before Expenses           5.00%          10.25%          15.76%          21.55%          27.63%
Cumulative Return After Expenses            4.00%           8.16%          12.49%          16.99%          21.67%
End of Year Balance                   $10,400.00      $10,816.00      $11,248.64      $11,698.59      $12,166.53
Estimated Annual Expenses             $   102.00      $   106.08      $   110.32      $   114.74      $   119.33

SERIES II--ANNUAL EXPENSE
RATIO 1.00%                              YEAR 6          YEAR 7         YEAR 8          YEAR 9         YEAR 10
Cumulative Return Before Expenses          34.01%          40.71%          47.75%          55.13%          62.89%
Cumulative Return After Expenses           26.53%          31.59%          36.86%          42.33%          48.02%
End of Year Balance                   $12,653.19      $13,159.32      $13,685.69      $14,233.12      $14,802.44
Estimated Annual Expenses             $   124.10      $   129.06      $   134.23      $   139.59      $   145.18
-----------------------------------------------------------------------------------------------------------------

SERIES II--ANNUAL EXPENSE
RATIO 0.98%                              YEAR 1          YEAR 2         YEAR 3          YEAR 4         YEAR 5
Cumulative Return Before Expenses           5.00%          10.25%          15.76%          21.55%          27.63%
Cumulative Return After Expenses            4.02%           8.20%          12.55%          17.08%          21.78%
End of Year Balance                   $10,402.00      $10,820.16      $11,255.13      $11,707.59      $12,178.23
Estimated Annual Expenses             $    99.97      $   103.99      $   108.17      $   112.52      $   117.04

SERIES II--ANNUAL EXPENSE
RATIO 0.98%                              YEAR 6          YEAR 7         YEAR 8          YEAR 9         YEAR 10
Cumulative Return Before Expenses          34.01%          40.71%          47.75%          55.13%          62.89%
Cumulative Return After Expenses           26.68%          31.77%          37.07%          42.58%          48.31%
End of Year Balance                   $12,667.80      $13,177.04      $13,706.76      $14,257.77      $14,830.93
Estimated Annual Expenses             $   121.75      $   126.64      $   131.73      $   137.03      $   142.53
-----------------------------------------------------------------------------------------------------------------

AIM V.I. GOVERNMENT SECURITIES FUND


AIM V.I. GROWTH FUND

SERIES II--ANNUAL EXPENSE
RATIO 1.16%                              YEAR 1          YEAR 2         YEAR 3          YEAR 4         YEAR 5
Cumulative Return Before Expenses           5.00%          10.25%          15.76%          21.55%          27.63%
Cumulative Return After Expenses            3.84%           7.83%          11.97%          16.27%          20.73%
End of Year Balance                   $10,384.00      $10,782.75      $11,196.80      $11,626.76      $12,073.23
Estimated Annual Expenses             $   118.23      $   122.77      $   127.48      $   132.38      $   137.46

SERIES II--ANNUAL EXPENSE
RATIO 1.16%                              YEAR 6          YEAR 7         YEAR 8          YEAR 9         YEAR 10
Cumulative Return Before Expenses          34.01%          40.71%          47.75%          55.13%          62.89%
Cumulative Return After Expenses           25.37%          30.18%          35.18%          40.37%          45.76%
End of Year Balance                   $12,536.84      $13,018.25      $13,518.16      $14,037.25      $14,576.28
Estimated Annual Expenses             $   142.74      $   148.22      $   153.91      $   159.82      $   165.96
-----------------------------------------------------------------------------------------------------------------


AIM V.I. HIGH YIELD FUND

SERIES II--ANNUAL EXPENSE
RATIO 1.20%                              YEAR 1          YEAR 2         YEAR 3          YEAR 4         YEAR 5
Cumulative Return Before Expenses           5.00%          10.25%          15.76%          21.55%          27.63%
Cumulative Return After Expenses            3.80%           7.74%          11.84%          16.09%          20.50%
End of Year Balance                   $10,380.00      $10,774.44      $11,183.87      $11,608.86      $12,049.99
Estimated Annual Expenses             $   122.28      $   126.93      $   131.75      $   136.76      $   141.95


SERIES II--ANNUAL EXPENSE
RATIO 1.20%                              YEAR 6          YEAR 7         YEAR 8          YEAR 9         YEAR 10
Cumulative Return Before Expenses          34.01%          40.71%          47.75%          55.13%          62.89%
Cumulative Return After Expenses           25.08%          29.83%          34.77%          39.89%          45.20%
End of Year Balance                   $12,507.89      $12,983.19      $13,476.55      $13,988.66      $14,520.23
Estimated Annual Expenses             $   147.35      $   152.95      $   158.76      $   164.79      $   171.05
-----------------------------------------------------------------------------------------------------------------

AIM V.I. INTERNATIONAL GROWTH FUND

SERIES II--ANNUAL EXPENSE
RATIO 1.39%                              YEAR 1          YEAR 2         YEAR 3          YEAR 4         YEAR 5
Cumulative Return Before Expenses           5.00%          10.25%          15.76%          21.55%          27.63%
Cumulative Return After Expenses            3.61%           7.35%          11.23%          15.24%          19.40%
End of Year Balance                   $10,361.00      $10,735.03      $11,122.57      $11,524.09      $11,940.11
Estimated Annual Expenses             $   141.51      $   146.62      $   151.91      $   157.39      $   163.08

SERIES II--ANNUAL EXPENSE
RATIO 1.39                               YEAR 6          YEAR 7         YEAR 8          YEAR 9         YEAR 10
Cumulative Return Before Expenses          34.01%          40.71%          47.75%          55.13%          62.89%
Cumulative Return After Expenses           23.71%          28.18%          32.80%          37.60%          42.57%
End of Year Balance                   $12,371.15      $12,817.75      $13,280.47      $13,759.89      $14,256.63
Estimated Annual Expenses             $   168.96      $   175.06      $   181.38      $   187.93      $   194.71
-----------------------------------------------------------------------------------------------------------------


AIM V.I. MID CAP CORE EQUITY FUND

SERIES II--ANNUAL EXPENSE
RATIO 1.29%                              YEAR 1          YEAR 2         YEAR 3          YEAR 4         YEAR 5
Cumulative Return Before Expenses           5.00%          10.25%          15.76%          21.55%          27.63%
Cumulative Return After Expenses            3.71%           7.56%          11.55%          15.69%          19.98%
End of Year Balance                   $10,371.00      $10,755.76      $11,154.80      $11,568.65      $11,997.84
Estimated Annual Expenses             $   131.39      $   136.27      $   141.32      $   146.57      $   152.00

SERIES II--ANNUAL EXPENSE
RATIO 1.29%                              YEAR 6          YEAR 7         YEAR 8          YEAR 9         YEAR 10
Cumulative Return Before Expenses          34.01%          40.71%          47.75%          55.13%          62.89%
Cumulative Return After Expenses           24.43%          29.05%          33.83%          38.80%          43.95%
End of Year Balance                   $12,442.96      $12,904.60      $13,383.36      $13,879.88      $14,394.82
Estimated Annual Expenses             $   157.64      $   163.49      $   169.56      $   175.85      $   182.37
-----------------------------------------------------------------------------------------------------------------


AIM V.I. MONEY MARKET FUND

SERIES II--ANNUAL EXPENSE
RATIO 1.00%                              YEAR 1          YEAR 2         YEAR 3          YEAR 4         YEAR 5
Cumulative Return Before Expenses           5.00%          10.25%          15.76%          21.55%          27.63%
Cumulative Return After Expenses            4.00%           8.16%          12.49%          16.99%          21.67%
End of Year Balance                   $10,400.00      $10,816.00      $11,248.64      $11,698.59      $12,166.53
Estimated Annual Expenses             $   102.00      $   106.08      $   110.32      $   114.74      $   119.33

SERIES II--ANNUAL EXPENSE
RATIO 1.00%                              YEAR 6          YEAR 7         YEAR 8          YEAR 9         YEAR 10

Cumulative Return Before Expenses          34.01%          40.71%          47.75%          55.13%          62.89%
Cumulative Return After Expenses           26.53%          31.59%          36.86%          42.33%          48.02%
End of Year Balance                   $12,653.19      $13,159.32      $13,685.69      $14,233.12      $14,802.44
Estimated Annual Expenses             $   124.10      $   129.06      $   134.23      $   139.59      $   145.18
-----------------------------------------------------------------------------------------------------------------


AIM V.I. PREMIER EQUITY FUND

SERIES II--ANNUAL EXPENSE
RATIO 1.14%                              YEAR 1          YEAR 2         YEAR 3          YEAR 4         YEAR 5

Cumulative Return Before Expenses           5.00%          10.25%          15.76%          21.55%          27.63%
Cumulative Return After Expenses            3.86%           7.87%          12.03%          16.36%          20.85%
End of Year Balance                   $10,386.00      $10,786.90      $11,203.27      $11,635.72      $12,084.86
Estimated Annual Expenses             $   116.20      $   120.69      $   125.34      $   130.18      $   135.21

SERIES II--ANNUAL EXPENSE
RATIO 1.14%                              YEAR 6          YEAR 7         YEAR 8          YEAR 9         YEAR 10

Cumulative Return Before Expenses          34.01%          40.71%          47.75%          55.13%          62.89%
Cumulative Return After Expenses           25.51%          30.36%          35.39%          40.62%          46.04%
End of Year Balance                   $12,551.33      $13,035.82      $13,539.00      $14,061.60      $14,604.38
Estimated Annual Expenses             $   140.43      $   145.85      $   151.48      $   157.32      $   163.40"
-----------------------------------------------------------------------------------------------------------------

Effective July 1, 2005, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS - AIM V.I. BLUE CHIP FUND" on page 33 of the prospectus:

     "Kirk L. Andersen, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1994.

     He is assisted by the advisor's Large Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not a part of this prospectus."

                          AIM V.I. BASIC BALANCED FUND
                                 SERIES I SHARES

                          Supplement dated July 1, 2005
                     to the Prospectus dated April 29, 2005


The following is added to the end of the second paragraph appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" of the prospectus:

         "The fund may also invest in credit derivatives."

The following replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:


"FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------

(fees paid directly from
your investment)                                               SERIES I SHARES

--------------------------------------------------------------------------------

Maximum Sales Charge (Load)                                          N/A

Maximum Deferred Sales Charge (Load)                                 N/A
--------------------------------------------------------------------------------


"N/A" in the above tables means "not applicable."

ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------

(expenses that are deducted
from Series I share assets)                                 SERIES I  SHARES

--------------------------------------------------------------------------------
Management Fees(2)                                                0.75%
Other Expenses                                                    0.37
Total Annual Fund Operating Expenses                              1.12
Fee Waiver(2,3)                                                   0.21
Net Annual Fund Operating Expenses                                0.91
--------------------------------------------------------------------------------


(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waiver a portion of its advisory fees. This agreement is reflected in the Fee Waiver. (See "Fund
         Management -- Advisor Compensation")

(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 0.91% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees, and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation is in effect through June 30, 2006.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

         The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES I SHARES                 1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Basic Balanced Fund    $93   $    307   $    539   $  1,291
--------------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The annual expense ratio, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the current annual expense ratio will be the expense ratio for the fund. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees and expenses assessed in connection with your variable product; if they did, the expenses shown would be higher, while the ending balance shown would be lower. YOU SHOULD UNDERSTAND THAT THIS IS ONLY A HYPOTHETICAL PRESENTATION MADE TO ILLUSTRATE WHAT EXPENSES AND RETURNS WOULD BE UNDER THE ABOVE SCENARIOS; YOUR ACTUAL RETURNS AND EXPENSES ARE LIKELY TO DIFFER (HIGHER OR LOWER) FROM THOSE SHOWN BELOW.

SERIES I--ANNUAL EXPENSE
RATIO 0.91%                                       YEAR 1       YEAR 2        YEAR 3        YEAR 4         YEAR 5
------------------------------------------------------------------------------------------------------------------------------------
Cumulative Return Before Expenses                    5.00%        10.25%        15.76%        21.55%        27.63%
Cumulative Return After Expenses                     4.09%         8.35%        12.78%        17.39%        21.19%
End of Year Balance                            $10,409.00    $10,834.73    $11,277.87    $11,739.13    $12,219.26
Estimated Annual Expenses                      $    92.86    $    96.66    $   100.61    $   104.73    $   109.01
------------------------------------------------------------------------------------------------------------------------------------

SERIES I--ANNUAL EXPENSE
RATIO 0.91%                                      YEAR 6        YEAR 7        YEAR 8        YEAR 9        YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative Return Before Expenses                   34.01%        40.71%        47.75%        55.13%        62.89%
Cumulative Return After Expenses                    27.19%        32.39%        37.81%        43.44%        49.31%
End of Year Balance                            $12,719.03    $13,239.24    $13,780.73    $14,344.36    $14,931.04
Estimated Annual Expenses                      $   113.47    $   118.11    $   122.94    $   127.97    $   133.20"
------------------------------------------------------------------------------------------------------------------------------------

                          AIM V.I. BASIC BALANCED FUND
                                SERIES II SHARES

                          Supplement dated July 1, 2005
                     to the Prospectus dated April 29, 2005


The following is added to the end of the second paragraph appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" of the prospectus:

         "The fund may also invest in credit derivatives."

The following replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:


"FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------

(fees paid directly from
your investment)                                             SERIES II SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                        N/A
Maximum Deferred Sales Charge (Load)                               N/A
--------------------------------------------------------------------------------


"N/A" in the above tables means "not applicable."

ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
--------------------------------------------------------------------------------

(expenses that are deducted
from Series II share assets)                                 SERIES II  SHARES
--------------------------------------------------------------------------------
Management Fees(2)                                                0.75%
Rule 12b-1 Fees                                                   0.25
Other Expenses                                                    0.37
Total Annual Fund Operating Expenses                              1.37
Fee Waiver(2,3)                                                   0.21
Net Annual Fund Operating Expenses                                1.16
--------------------------------------------------------------------------------


(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Effective January 1, 2005 through December 31, 2009, the advisor contractually agreed to waive a portion of its advisory fees. This agreement is reflected in the Fee Waiver. (See "Fund Management -- Advisor Compensation")

(3) The fund's advisor and/or distributor have contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.16% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees, and

         (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation is in effect through June 30, 2006.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series II shares of the fund with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

         The example assumes that you invest $10,000 in the fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES II SHARES                1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Basic Balanced Fund   $    118   $    386   $    673   $  1,576

--------------------------------------------------------------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The annual expense ratio, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the current annual expense ratio will be the expense ratio for the fund. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees and expenses assessed in connection with your variable product; if they did, the expenses shown would be higher, while the ending balance shown would be lower. YOU SHOULD UNDERSTAND THAT THIS IS ONLY A HYPOTHETICAL PRESENTATION MADE TO ILLUSTRATE WHAT EXPENSES AND RETURNS WOULD BE UNDER THE ABOVE SCENARIOS; YOUR ACTUAL RETURNS AND EXPENSES ARE LIKELY TO DIFFER (HIGHER OR LOWER) FROM THOSE SHOWN BELOW.


SERIES II--ANNUAL EXPENSE
RATIO 1.16%                                        YEAR 1        YEAR 2        YEAR 3        YEAR 4        YEAR 5
------------------------------------------------------------------------------------------------------------------------------------
Cumulative Return Before Expenses                   5.00%        10.25%        15.76%        21.55%        27.63%
Cumulative Return After Expenses                    3.84%         7.83%        11.97%        16.27%        20.73%
End of Year Balance                           $10,384.00    $10,782.75    $11,196.80    $11,626.76    $12,073.23
Estimated Annual Expenses                     $   118.23    $   122.77    $   127.48    $   132.38    $   137.46
------------------------------------------------------------------------------------------------------------------------------------


SERIES II--ANNUAL EXPENSE
RATIO 1.16%                                       YEAR 6        YEAR 7        YEAR 8        YEAR 9       YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative Return Before Expenses                  34.01%        40.71%        47.75%        55.13%        62.89%
Cumulative Return After Expenses                   25.37%        30.18%        35.18%        40.37%        45.76%
End of Year Balance                           $12,536.84    $13,018.25    $13,518.16    $14,037.25    $14,576.28
Estimated Annual Expenses                     $   142.74    $   148.22    $   153.91    $   159.82    $   165.96"
------------------------------------------------------------------------------------------------------------------------------------

                             AIM V.I. BLUE CHIP FUND
                                 SERIES I SHARES

                          Supplement dated July 1, 2005
                     to the Prospectus dated April 29, 2005


The following replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:


"FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------

(fees paid directly from
your investment)                                               SERIES I  SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                          N/A
Maximum Deferred Sales Charge (Load)                                 N/A
--------------------------------------------------------------------------------

"N/A" in the above tables means "not applicable."

ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------

(expenses that are deducted
from Series I share assets)                                    SERIES I  SHARES
--------------------------------------------------------------------------------
Management Fees(2)                                                  0.75%
Other Expenses                                                      0.36
Total Annual Fund Operating Expenses                                1.11
Fee Waiver(2)(3)                                                    0.10
Net Annual Fund Operating Expenses                                  1.01
--------------------------------------------------------------------------------


(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. This agreement is reflected in the Fee Waiver. (See "Fund Management -- Advisor Compensation")

(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.01% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation is in effect through June 30, 2006.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

      The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES I SHARES                 1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund        $    103   $    330   $    575   $  1,318
--------------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The annual expense ratio, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the current annual expense ratio will be the expense ratio for the fund. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees and expenses assessed in connection with your variable product; if they did, the expenses shown would be higher, while the ending balance shown would be lower. YOU SHOULD UNDERSTAND THAT THIS IS ONLY A HYPOTHETICAL PRESENTATION MADE TO ILLUSTRATE WHAT EXPENSES AND RETURNS WOULD BE UNDER THE ABOVE SCENARIOS; YOUR ACTUAL RETURNS AND EXPENSES ARE LIKELY TO DIFFER (HIGHER OR LOWER) FROM THOSE SHOWN BELOW.

SERIES I--ANNUAL EXPENSE
RATIO 1.01%                                      YEAR 1         YEAR 2        YEAR 3        YEAR 4        YEAR 5
------------------------------------------------------------------------------------------------------------------------------------
Cumulative Return Before Expenses                    5.00%        10.25%        15.76%        21.55%        27.63%
Cumulative Return After Expenses                     3.99%         8.14%        12.45%        16.94%        21.61%
End of Year Balance                            $10,399.00    $10,813.92    $11,245.40    $11,694.09    $12,160.68
Estimated Annual Expenses                      $   103.01    $   107.13    $   111.40    $   115.84    $   120.47
------------------------------------------------------------------------------------------------------------------------------------


SERIES I--ANNUAL EXPENSE
RATIO 1.01%                                        YEAR 6        YEAR 7        YEAR 8        YEAR 9       YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative Return Before Expenses                   34.01%        40.71%        47.75%        55.13%        62.89%
Cumulative Return After Expenses                    26.46%        31.50%        36.75%        42.21%        47.88%
End of Year Balance                            $12,645.89    $13,150.46    $13,675.17    $14,220.81    $14,788.22
Estimated Annual Expenses                      $   125.27    $   130.27    $   135.47    $   140.87    $   146.50"
------------------------------------------------------------------------------------------------------------------------------------


Effective July 1, 2005, the following replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS" on page 7 of the prospectus:

"The following individual is primarily responsible for the day-to-day management of the fund's portfolio:

              Kirk L. Andersen, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1994.

              He is assisted by the advisor's Large Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not a part of this prospectus.

              The fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the fund, a description of his compensation structure, and information regarding other accounts he manages."

                             AIM V.I. BLUE CHIP FUND
                                SERIES II SHARES

                          Supplement dated July 1, 2005
                     to the Prospectus dated April 29, 2005


The following replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:


"FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------

(fees paid directly from
your investment)                                             SERIES II SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge
(Load)                                                            N/A

Maximum Deferred
Sales Charge (Load)                                               N/A
--------------------------------------------------------------------------------

"N/A" in the above tables means "not applicable."

ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
--------------------------------------------------------------------------------

(expenses that are deducted
from Series II share assets                                 SERIES II SHARES
--------------------------------------------------------------------------------
Management Fees(2)                                                0.75%
Rule 12b-1 Fees                                                   0.25
Other Expenses                                                    0.36
Total Annual Fund Operating Expenses                              1.36
Fee Waiver(2)(3)                                                  0.10
Net Annual Fund Operating Expenses                                1.26
--------------------------------------------------------------------------------

(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Effective January 1, 2005 through December 31, 2009, the advisor contractually agreed to waive a portion of its advisory fees. This agreement is reflected in the Fee Waiver. (See "Fund Management -- Advisor Compensation.")

(3) The fund's advisor and/or distributor have contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.26% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees, and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation is in effect through June 30, 2006.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series II shares of the fund with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

      The example assumes that you invest $10,000 in the fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES II SHARES                1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund        $    128   $    408   $    709   $  1,602
--------------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The annual expense ratio, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the current annual expense ratio will be the expense ratio for the fund. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees and expenses assessed in connection with your variable product; if they did, the expenses shown would be higher, while the ending balance shown would be lower. YOU SHOULD UNDERSTAND THAT THIS IS ONLY A HYPOTHETICAL PRESENTATION MADE TO ILLUSTRATE WHAT EXPENSES AND RETURNS WOULD BE UNDER THE ABOVE SCENARIOS; YOUR ACTUAL RETURNS AND EXPENSES ARE LIKELY TO DIFFER (HIGHER OR LOWER) FROM THOSE SHOWN BELOW.

SERIES II--ANNUAL EXPENSE
RATIO 1.26%                                      YEAR 1         YEAR 2       YEAR 3        YEAR 4        YEAR 5
------------------------------------------------------------------------------------------------------------------------------------
Cumulative Return Before Expenses                    5.00%        10.25%        15.76%        21.55%        27.63%
Cumulative Return After Expenses                     3.74%         7.62%        11.64%        15.82%        20.15%
End of Year Balance                            $10,374.00    $10,761.99    $11,164.49    $11,582.04    $12,015.21
Estimated Annual Expenses                      $   128.36    $   133.16    $   138.14    $   143.30    $   148.66
------------------------------------------------------------------------------------------------------------------------------------


SERIES II--ANNUAL EXPENSE
RATIO 1.26%                                        YEAR 6        YEAR 7        YEAR 8        YEAR 9       YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative Return Before Expenses                   34.01%        40.71%        47.75%        55.13%        62.89%
Cumulative Return After Expenses                    24.65%        29.31%        34.14%        39.16%        44.37%
End of Year Balance                            $12,464.57    $12,930.75    $13,414.36    $13,916.06    $14,436.52
Estimated Annual Expenses                      $   154.22    $   159.99    $   165.97    $   172.18    $   178.62"
------------------------------------------------------------------------------------------------------------------------------------

Effective July 1, 2005, the following replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS" on page 8 of the prospectus:

         "The following individual is primarily responsible for the day-to-day management of the fund's portfolio:

                  Kirk L. Andersen, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1994.

                  He is assisted by the advisor's Large Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not a part of this prospectus.

                  The fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the fund, a description of his compensation structure, and information regarding other accounts he manages."

                            AIM V.I. CORE STOCK FUND
                                 SERIES I SHARES

                          Supplement dated July 1, 2005
                     to the Prospectus dated April 29, 2005
                          as supplemented May 23, 2005


The following information replaces in its entirety the information appearing under the heading "FEE TABLE, EXPENSE EXAMPLE, AND HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" in the prospectus:


         "The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

         SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)



                                                                                  SERIES I SHARES
Maximum Sales Charge (Load)                                                             N/A

Maximum Deferred Sales Charge (Load)                                                    N/A


----------

    "N/A" in the above table means "not applicable."

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(1)


                                                                               SERIES I SHARES
Management Fees(2)                                                                  0.75%

Other Expenses                                                                      0.46%

Total Annual Fund Operating Expenses                                                1.21%

Fee Waiver(2,3)                                                                     0.30%

Net Annual Fund Operating Expenses                                                  0.91%


----------

(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. This agreement is reflected in the Fee Waiver. (See "Fund
         Management-Investment Advisor").

(3) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 0.91% of average daily nets assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through June 30, 2006.

EXPENSE EXAMPLE

This Example is intended to help you compare the costs of investing in the Series I shares of the Fund with the cost of investing in other mutual funds. The Example also does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund's Series I shares for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES I SHARES                          1 YEAR        3 YEARS        5 YEARS          10 YEARS
                                         ------        -------        -------          --------
AIM V.I. Core Stock Fund                  $93           $342           $610             $1,415

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table about the effect of a fund's expenses, including investment advisory fees and other Fund costs, on the Fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The annual expense ratio, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the current annual expense ratio will be the expense ratio for the Fund. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees and expenses assessed in connection with your variable product; if they did, the expenses shown would be higher, while the ending balance shown would be lower. YOU SHOULD UNDERSTAND THAT THIS IS ONLY A HYPOTHETICAL PRESENTATION MADE TO ILLUSTRATE WHAT EXPENSES AND RETURNS WOULD BE UNDER THE ABOVE SCENARIOS; YOUR ACTUAL RETURNS AND EXPENSES ARE LIKELY TO DIFFER (HIGHER OR LOWER) FROM THOSE SHOWN below.


SERIES I--
ANNUAL
EXPENSE
RATIO 0.91%   YEAR 1      YEAR 2      YEAR 3      YEAR 4       YEAR 5     YEAR 6     YEAR 7      YEAR 8      YEAR 9       YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          4.09%       8.35%      12.78%      17.39%      22.19%      27.19%      32.39%      37.81%      43.44%      49.31%

End of Year
Balance     $10,409.00  $10,834.73  $11,277.87  $11,739.13  $12,219.26  $12,719.03  $13,239.24  $13,780.73  $14,344.36  $14,931.04

Estimated
Annual
Expenses    $    92.86  $    96.66  $   100.61  $   104.73  $   109.01  $   113.47  $   118.11  $   122.94  $   127.97  $   133.20"
------------------------------------------------------------------------------------------------------------------------------------

                            AIM V.I. CORE STOCK FUND
                                SERIES II SHARES

                          Supplement dated July 1, 2005
                     to the Prospectus dated April 29, 2005
                          as supplemented May 23, 2005


The following information replaces in its entirety the information appearing under the heading "FEE TABLE, EXPENSE EXAMPLE, AND HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" in the prospectus:


         "The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                           SERIES II SHARES
Maximum Sales Charge (Load)                                      N/A

Maximum Deferred Sales Charge (Load)                             N/A

----------------

    "N/A" in the above table means "not applicable."

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(1)


                                                          SERIES II SHARES
Management Fees(2)                                             0.75%

Rule (12b-1) Fees                                              0.25%

Other Expenses                                                 0.46%

Total Annual Fund Operating Expenses                           1.46%

Fee Waiver(2,3)                                                0.30%

Net Annual Fund Operating Expenses                             1.16%

(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. This agreement is reflected in the Fee Waiver. (See "Fund
         Management-Investment Advisor").

(3) The Fund's advisor and/or distributor have contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.16% of average daily nets assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest;
         (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through June 30, 2006.

EXPENSE EXAMPLE

This Example is intended to help you compare the costs of investing in the Series II shares of the Fund with the cost of investing in other mutual funds. The Example also does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund's Series II shares for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



SERIES II SHARES                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                               --------   --------   --------   --------

AIM V.I. Core Stock Fund       $    118   $    420   $    743   $  1,697

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table about the effect of a fund's expenses, including investment advisory fees and other Fund costs, on the Fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The annual expense ratio, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the current annual expense ratio will be the expense ratio for the Fund. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees and expenses assessed in connection with your variable product; if they did, the expenses shown would be higher, while the ending balance shown would be lower. YOU SHOULD UNDERSTAND THAT THIS IS ONLY A HYPOTHETICAL PRESENTATION MADE TO ILLUSTRATE WHAT EXPENSES AND RETURNS WOULD BE UNDER THE ABOVE SCENARIOS; YOUR ACTUAL RETURNS AND EXPENSES ARE LIKELY TO DIFFER (HIGHER OR LOWER) FROM THOSE SHOWN below.


SERIES II--
ANNUAL
EXPENSE
RATIO 1.16%   YEAR 1      YEAR 2       YEAR 3     YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.84%       7.83%      11.97%      16.27%      20.73%      25.37%      30.18%      35.18%      40.37%      45.76%

End of Year
Balance     $10,384.00  $10,782.75  $11,196.80  $11,626.76  $12,073.23  $12,536.84  $13,018.25  $13,518.16  $14,037.25  $14,576.28

Estimated
Annual
Expenses    $   118.23  $   122.77  $   127.48  $   132.38  $   137.46  $   142.74  $   148.22  $   153.91  $   159.82  $   165.96"
------------------------------------------------------------------------------------------------------------------------------------

                        AIM V.I. DEMOGRAPHIC TRENDS FUND
                                 SERIES I SHARES

                          Supplement dated July 1, 2005
                     to the Prospectus dated April 29, 2005


The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:


"FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------

(fees paid directly from
your investment)                                           SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                       N/A
Maximum Deferred Sales Charge (Load)                              N/A
--------------------------------------------------------------------------------


"N/A" in the above tables means "not applicable."

ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------

(expenses that are deducted
from Series I share assets)                                  SERIES I  SHARES
--------------------------------------------------------------------------------
Management Fees(2,3)                                              0.77%
Other Expenses                                                    0.37
Total Annual Fund Operating Expenses                              1.14
Fee Waiver(3,4)                                                   0.13
Net Annual Fund Operating Expenses                                1.01
--------------------------------------------------------------------------------


(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Effective July 1, 2004, the Board of Trustees approved an amendment to the master investment advisory agreement. Under the amended master investment advisory agreement, the management fee for the fund has been reduced from 0.85% to 0.77%. Management Fees reflect this agreement.

(3) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. This agreement is reflected in the Fee Waiver. (See "Fund Management -- Advisor Compensation")

(4) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.01% of average daily nets assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest, (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation is in effect through June 30, 2006.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

         The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES I SHARES                    1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Demographic Trends Fund   $   103   $   332   $   580   $ 1,342
--------------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The annual expense ratio, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the current annual expense ratio will be the expense ratio for the fund. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees and expenses assessed in connection with your variable product; if they did, the expenses shown would be higher, while the ending balance shown would be lower. YOU SHOULD UNDERSTAND THAT THIS IS ONLY A HYPOTHETICAL PRESENTATION MADE TO ILLUSTRATE WHAT EXPENSES AND RETURNS WOULD BE UNDER THE ABOVE SCENARIOS; YOUR ACTUAL RETURNS AND EXPENSES ARE LIKELY TO DIFFER (HIGHER OR LOWER) FROM THOSE SHOWN BELOW.

SERIES I--ANNUAL EXPENSE
RATIO 1.01%                                      YEAR 1         YEAR 2       YEAR 3        YEAR 4        YEAR 5
------------------------------------------------------------------------------------------------------------------------------------
Cumulative Return Before Expenses                    5.00%        10.25%        15.76%        21.55%        27.63%
Cumulative Return After Expenses                     3.99%         8.14%        12.45%        16.94%        21.61%
End of Year Balance                            $10,399.00    $10,813.92    $11,245.40    $11,694.09    $12,160.68
Estimated Annual Expenses                      $   103.01    $   107.13    $   111.40    $   115.84    $   120.47
------------------------------------------------------------------------------------------------------------------------------------

SERIES I--ANNUAL EXPENSE
RATIO 1.01%                                        YEAR 6        YEAR 7        YEAR 8        YEAR 9       YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative Return Before Expenses                   34.01%        40.71%        47.75%        55.13%         62.89%
Cumulative Return After Expenses                    26.46%        31.50%        36.75%        42.21%         47.88%
End of Year Balance                            $12,645.89    $13,150.46    $13,675.17    $14,220.81     $14,788.22
Estimated Annual Expenses                      $   125.27    $   130.27    $   135.47    $   140.87     $   146.50"
------------------------------------------------------------------------------------------------------------------------------------

                        AIM V.I. DEMOGRAPHIC TRENDS FUND
                                SERIES II SHARES

                          Supplement dated July 1, 2005
                     to the Prospectus dated April 29, 2005


The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:


"FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------

(fees paid directly from
your investment)                                             SERIES II SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                       N/A
Maximum Deferred Sales Charge (Load)                              N/A
--------------------------------------------------------------------------------


"N/A" in the above tables means "not applicable."

ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
--------------------------------------------------------------------------------

(expenses that are deducted
from Series II share assets)                                  SERIES II SHARES
--------------------------------------------------------------------------------
Management Fees(2,3)                                              0.77%
Rule 12b-1 Fees                                                   0.25
Other Expenses                                                    0.37
Total Annual Fund Operating Expenses                              1.39
Fee Waiver(3,4)                                                   0.13
Net Annual Fund Operating Expenses                                1.26
--------------------------------------------------------------------------------

(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Effective July 1, 2004, the Board of Trustees approved an amendment to the master investment advisory agreement. Under the amended master investment advisory agreement, the management fee for the fund has been reduced from 0.85% to 0.77%. Management Fees reflect this agreement.

(3) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. This agreement is reflected in the Fee Waiver. (See "Fund
         Management--Advisor Compensation").

(4) The fund's advisor and/or distributor have contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.26% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation agreement is in effect through June 30, 2006

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series II shares of the fund with investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

         The example assumes that you invest $10,000 in the fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES II SHARES                   1 YEAR    3 YEARS   5 YEARS    10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Demographic Trends Fund   $   128   $   410   $   713   $ 1,625
--------------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The annual expense ratio, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the current annual expense ratio will be the expense ratio for the fund. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees and expenses assessed in connection with your variable product; if they did, the expenses shown would be higher, while the ending balance shown would be lower. YOU SHOULD UNDERSTAND THAT THIS IS ONLY A HYPOTHETICAL PRESENTATION MADE TO ILLUSTRATE WHAT EXPENSES AND RETURNS WOULD BE UNDER THE ABOVE SCENARIOS; YOUR ACTUAL RETURNS AND EXPENSES ARE LIKELY TO DIFFER (HIGHER OR LOWER) FROM THOSE SHOWN BELOW.

SERIES II--ANNUAL EXPENSE
RATIO 1.26%                                      YEAR 1        YEAR 2        YEAR 3        YEAR 4        YEAR 5
------------------------------------------------------------------------------------------------------------------------------------
Cumulative Return Before Expenses                    5.00%        10.25%        15.76%        21.55%        27.63%
Cumulative Return After Expenses                     3.74%         7.62%        11.64%        15.82%        20.15%
End of Year Balance                            $10,374.00    $10,761.99    $11,164.49    $11,582.04    $12,015.21
Estimated Annual Expenses                      $   128.36    $   133.16    $   138.14    $   143.30    $   148.66
------------------------------------------------------------------------------------------------------------------------------------


SERIES II--ANNUAL EXPENSE
RATIO 1.26%                                        YEAR 6        YEAR 7        YEAR 8        YEAR 9       YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative Return Before Expenses                   34.01%        40.71%        47.75%        55.13%        62.89%
Cumulative Return After Expenses                    24.65%        29.31%        34.14%        39.16%        44.37%
End of Year Balance                            $12,464.57    $12,930.75    $13,414.36    $13,916.06    $14,436.52
Estimated Annual Expenses                      $   154.22    $   159.99    $   165.97    $   172.18    $   178.62"
------------------------------------------------------------------------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND
                                 SERIES I SHARES

                          Supplement dated July 1, 2005
                     to the Prospectus dated April 29, 2005


The following replaces in its entirety the information appearing in the third paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" in the prospectus:

         "The fund may invest up to 50% of its total assets in foreign securities, including securities of issuers located in developing countries. Developing countries are those countries that are in the initial stages of their industrial cycles. The fund may invest up to 25% of its total assets in government securities of any one foreign country. The fund may also invest up to 10% of its total assets in equity securities and convertible debt securities of U.S. and foreign companies. The fund may invest in debt obligations issued by certain supranational entities, such as the World Bank. The fund may also invest in credit derivatives. Any percentage limitations with respect to assets of the fund are applied at the time of purchase."


The following replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE Example" in the prospectus:

"FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------

(fees paid directly from
your investment)                                            SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                       N/A
Maximum Deferred Sales Charge (Load)                              N/A
--------------------------------------------------------------------------------

"N/A" in the above tables means "not applicable."

ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------

(expenses that are deducted
from Series I share assets)                                  SERIES I  SHARES
--------------------------------------------------------------------------------
Management Fees                                                   0.60%
Other Expenses                                                    0.41
Total Annual Fund Operating Expenses                              1.01
Fee Waiver(2)                                                     0.26
Net Annual Fund Operating Expenses                                0.75
--------------------------------------------------------------------------------


(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 0.75% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the

         Total Annual Fund Operating Expenses to exceed the limit stated above:
         (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees, and
         (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation is in effect through June 30, 2006.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

         The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES I SHARES                    1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Diversified Income Fund   $    77   $   296   $   533   $ 1,213
--------------------------------------------------------------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The annual expense ratio, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the current annual expense ratio will be the expense ratio for the fund. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees and expenses assessed in connection with your variable product; if they did, the expenses shown would be higher, while the ending balance shown would be lower. YOU SHOULD UNDERSTAND THAT THIS IS ONLY A HYPOTHETICAL PRESENTATION MADE TO ILLUSTRATE WHAT EXPENSES AND RETURNS WOULD BE UNDER THE ABOVE SCENARIOS; YOUR ACTUAL RETURNS AND EXPENSES ARE LIKELY TO DIFFER (HIGHER OR LOWER) FROM THOSE SHOWN BELOW.

SERIES I--ANNUAL EXPENSE
RATIO 0.75%                                      YEAR 1         YEAR 2        YEAR 3        YEAR 4        YEAR 5
------------------------------------------------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                                           5.00%        10.25%        15.76%        21.55%        27.63%
Cumulative Return After
  Expenses                                           4.25%         8.68%        13.30%        18.11%        23.13%
End of Year Balance                            $10,425.00    $10,868.06    $11,329.96    $11,811.48    $12,313.47
Estimated Annual Expenses                      $    76.59    $    79.85    $    83.24    $    86.78    $    90.47
------------------------------------------------------------------------------------------------------------------------------------

SERIES I--ANNUAL EXPENSE
RATIO 0.75%                                        YEAR 6        YEAR 7        YEAR 8        YEAR 9       YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                                          34.01%        40.71%        47.75%        55.13%        62.89%
Cumulative Return After
  Expenses                                          28.37%        33.82%        39.51%        45.44%        51.62%
End of Year Balance                            $12,836.79    $13,382.35    $13,951.10    $14,544.02    $15,162.14
Estimated Annual Expenses                      $    94.31    $    98.32    $   102.50    $   106.86    $   111.40"
------------------------------------------------------------------------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND
                                SERIES II SHARES

                          Supplement dated July 1, 2005
                     to the Prospectus dated April 29, 2005


The following replaces in its entirety the information appearing in the third paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" in the prospectus:

         "The fund may invest up to 50% of its total assets in foreign securities, including securities of issuers located in developing countries. Developing countries are those countries that are in the initial stages of their industrial cycles. The fund may invest up to 25% of its total assets in government securities of any one foreign country. The fund may also invest up to 10% of its total assets in equity securities and convertible debt securities of U.S. and foreign companies. The fund may invest in debt obligations issued by certain supranational entities, such as the World Bank. The fund may also invest in credit derivatives. Any percentage limitations with respect to assets of the fund are applied at the time of purchase."

The following replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE Example" in the prospectus:

"FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------

(fees paid directly from
your investment)                                             SERIES II  SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                        N/A
Maximum Deferred Sales Charge (Load)                               N/A
--------------------------------------------------------------------------------


"N/A" in the above tables means "not applicable."

ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
--------------------------------------------------------------------------------

(expenses that are deducted
from Series II share assets)                                  SERIES II  SHARES
--------------------------------------------------------------------------------
Management Fees                                                    0.60%
Rule 12b-1 Fees                                                    0.25
Other Expenses                                                     0.41
Total Annual Fund Operating Expenses                               1.26
Fee Waiver (2)                                                     0.26
Net Annual Fund Operating Expenses                                 1.00
--------------------------------------------------------------------------------

(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The fund's advisor and/or distributor have contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.00% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation is in effect through June 30, 2006.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series II shares of the fund with investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

         The example assumes that you invest $10,000 in the fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES II SHARES                   1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Diversified Income Fund   $   102   $   374   $   667   $ 1,500
--------------------------------------------------------------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The annual expense ratio, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the current annual expense ratio will be the expense ratio for the fund. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees and expenses assessed in connection with your variable product; if they did, the expenses shown would be higher, while the ending balance shown would be lower. YOU SHOULD UNDERSTAND THAT THIS IS ONLY A HYPOTHETICAL PRESENTATION MADE TO ILLUSTRATE WHAT EXPENSES AND RETURNS WOULD BE UNDER THE ABOVE SCENARIOS; YOUR ACTUAL RETURNS AND EXPENSES ARE LIKELY TO DIFFER (HIGHER OR LOWER) FROM THOSE SHOWN BELOW.

SERIES II--ANNUAL EXPENSE
RATIO 1.00%                                              YEAR 1        YEAR 2         YEAR 3          YEAR 4         YEAR 5
------------------------------------------------------------------------------------------------------------------------------------
Cumulative Return Before Expenses                           5.00%         10.25%         15.76%         21.55%         27.63%
Cumulative Return After Expenses                            4.00%          8.16%         12.49%         16.99%         21.67%
End of Year Balance                                   $10,400.00     $10,816.00     $11,248.64     $11,698.59     $12,166.53
Estimated Annual Expenses                             $   102.00     $   106.08     $   110.32     $   114.74     $   119.33
------------------------------------------------------------------------------------------------------------------------------------


SERIES II--ANNUAL EXPENSE
RATIO 1.00%                                              YEAR 6        YEAR 7         YEAR 8          YEAR 9         YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative Return Before Expenses                          34.01%         40.71%         47.75%         55.13%         62.89%
Cumulative Return After Expenses                           26.53%         31.59%         36.86%         42.33%         48.02%
End of Year Balance                                   $12,653.19     $13,159.32     $13,685.69     $14,233.12     $14,802.44
Estimated Annual Expenses                             $   124.10     $   129.06     $   134.23     $   139.59     $   145.18"
------------------------------------------------------------------------------------------------------------------------------------

                       AIM V.I. GOVERNMENT SECURITIES FUND
                                 SERIES I SHARES

                          Supplement dated July 1, 2005
                     to the Prospectus dated April 29, 2005


The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:


"FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------

(fees paid directly from
your investment)                                               SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                         N/A
Maximum Deferred Sales Charge (Load)                                N/A
--------------------------------------------------------------------------------

"N/A" in the above tables means "not applicable."

ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------

(expenses that are deducted
from Series I share assets)                                   SERIES I  SHARES
--------------------------------------------------------------------------------
Management Fees                                                    0.47%
Other Expenses(2)                                                  0.40
Total Annual Fund Operating Expenses                               0.87
Fee Waiver(3)                                                      0.14
Net Annual Fund Operating Expenses                                 0.73
--------------------------------------------------------------------------------

(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2)      Other Expenses includes interest expense of 0.09%.

(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 0.73% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation is in effect through June 30, 2006.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

         The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES I SHARES                       1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Government Securities Fund   $    75   $   264   $   468   $ 1,060
--------------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The annual expense ratio, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the current annual expense ratio will be the expense ratio for the fund. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees and expenses assessed in connection with your variable product; if they did, the expenses shown would be higher, while the ending balance shown would be lower. YOU SHOULD UNDERSTAND THAT THIS IS ONLY A HYPOTHETICAL PRESENTATION MADE TO ILLUSTRATE WHAT EXPENSES AND RETURNS WOULD BE UNDER THE ABOVE SCENARIOS; YOUR ACTUAL RETURNS AND EXPENSES ARE LIKELY TO DIFFER (HIGHER OR LOWER) FROM THOSE SHOWN BELOW.

SERIES I--ANNUAL EXPENSE
RATIO 0.73%                                       YEAR 1           YEAR 2            YEAR 3           YEAR 4            YEAR 5
------------------------------------------------------------------------------------------------------------------------------------
Cumulative Return Before Expenses                           5.00%         10.25%         15.76%         21.55%         27.63%
Cumulative Return After Expenses                            4.27%          8.72%         13.36%         18.21%         23.25%
End of Year Balance                                   $10,427.00     $10,872.23     $11,336.48     $11,820.54     $12,325.28
Estimated Annual Expenses                             $    74.56     $    77.74     $    81.06     $    84.52     $    88.13
------------------------------------------------------------------------------------------------------------------------------------


SERIES I--ANNUAL EXPENSE
RATIO 0.73%                                               YEAR 6         YEAR 7         YEAR 8         YEAR 9        YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative Return Before Expenses                          34.01%         40.71%         47.75%         55.13%         62.89%
Cumulative Return After Expenses                           28.52%         34.00%         39.73%         45.69%         51.91%
End of Year Balance                                   $12,851.57     $13,400.33     $13,972.53     $14,569.15     $15,191.26
Estimated Annual Expenses                             $    91.90     $    95.82     $    99.91     $   104.18     $   108.63"
------------------------------------------------------------------------------------------------------------------------------------

                       AIM V.I. GOVERNMENT SECURITIES FUND
                                SERIES II SHARES

                          Supplement dated July 1, 2005
                     to the Prospectus dated April 29, 2005


The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:


"FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------

(fees paid directly from
your investment)                                             SERIES II SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                         N/A
Maximum Deferred Sales Charge (Load)                                N/A
--------------------------------------------------------------------------------


"N/A" in the above tables means "not applicable."

ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
--------------------------------------------------------------------------------

(expenses that are deducted
from Series II share assets)                                  SERIES II SHARES
--------------------------------------------------------------------------------
Management Fees                                                    0.47%
Rule (12b-1) Fees                                                  0.25
Other Expenses(2)                                                  0.40
Total Annual Fund Operating Expenses                               1.12
Fee Waiver(3)                                                      0.14
Net Annual Fund Operating Expenses                                 0.98
--------------------------------------------------------------------------------

(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2)      Other Expenses includes interest expense of 0.09%.

(3) The fund's advisor and/or distributor have contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 0.98% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation is in effect through June 30, 2006.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series II shares of the fund with investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

         The example assumes that you invest $10,000 in the fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES II SHARES                        1 YEAR   3 YEARS    5 YEARS     10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Government Securities Fund     $   100  $   342    $   603      $ 1,351
--------------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The annual expense ratio, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the current annual expense ratio will be the expense ratio for the fund. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees and expenses assessed in connection with your variable product; if they did, the expenses shown would be higher, while the ending balance shown would be lower. YOU SHOULD UNDERSTAND THAT THIS IS ONLY A HYPOTHETICAL PRESENTATION MADE TO ILLUSTRATE WHAT EXPENSES AND RETURNS WOULD BE UNDER THE ABOVE SCENARIOS; YOUR ACTUAL RETURNS AND EXPENSES ARE LIKELY TO DIFFER (HIGHER OR LOWER) FROM THOSE SHOWN BELOW.

SERIES II--ANNUAL EXPENSE
RATIO 0.98%                                              YEAR 1         YEAR 2         YEAR 3         YEAR 4         YEAR 5
------------------------------------------------------------------------------------------------------------------------------------
Cumulative Return Before Expenses                           5.00%         10.25%         15.76%         21.55%         27.63%
Cumulative Return After Expenses                            4.02%          8.20%         12.55%         17.08%         21.78%
End of Year Balance                                   $10,402.00     $10,820.16     $11,255.13     $11,707.59     $12,178.23
Estimated Annual Expenses                             $    99.97     $   103.99     $   108.17     $   112.52     $   117.04
------------------------------------------------------------------------------------------------------------------------------------

SERIES II--ANNUAL EXPENSE
RATIO 0.98%                                               YEAR 6         YEAR 7         YEAR 8         YEAR 9        YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative Return Before Expenses                          34.01%         40.71%         47.75%         55.13%         62.89%
Cumulative Return After Expenses                           26.68%         31.77%         37.07%         42.58%         48.31%
End of Year Balance                                   $12,667.80     $13,177.04     $13,706.76     $14,257.77     $14,830.93
Estimated Annual Expenses                             $   121.75     $   126.64     $   131.73     $   137.03     $   142.53"
------------------------------------------------------------------------------------------------------------------------------------

                            AIM V.I. HIGH YIELD FUND
                                 SERIES I SHARES

                          Supplement dated July 1, 2005
                     to the Prospectus dated April 29, 2005


The following replaces in its entirety the information appearing in the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" in the prospectus:

         "The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-investment grade debt securities, i.e., "junk bonds." In complying with this 80% investment requirement, the fund's investments may include investments in synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include futures and options. The fund considers a bond to be a junk bond if it is rated Ba or lower by Moody's Investors Service, Inc. or BB or lower by Standard & Poor's Ratings. The fund will principally invest in junk bonds rated B or above by Moody's Investors Service, Inc. or Standard & Poor's Ratings or deemed by the portfolio managers to be of comparable quality. The fund may also invest in preferred stock. The fund may invest up to 25% of its total assets in foreign securities. The fund may also invest in credit derivatives. Any percentage limitations with respect to assets of the fund are applied at the time of purchase."


The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------

(fees paid directly from
your investment)                                               SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                         N/A
Maximum Deferred  Sales Charge (Load)                               N/A
--------------------------------------------------------------------------------


"N/A" in the above tables means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------

(expenses that are deducted
from Series I share assets)                                     SERIES I  SHARES
--------------------------------------------------------------------------------
Management Fees                                                       0.62%
Other Expenses                                                        0.42
Total Annual Fund Operating Expenses                                  1.04
Fee Waiver(2)                                                         0.09
Net Annual Fund Operating Expenses                                    0.95
--------------------------------------------------------------------------------

(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 0.95% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest; (ii) taxes;
         (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees, and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation is in effect through June 30, 2006.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

         The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES I SHARES                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
AIM V.I. High Yield Fund                $   97    $   322    $   565     $ 1,263
--------------------------------------------------------------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The annual expense ratio, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the current annual expense ratio will be the expense ratio for the fund. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees and expenses assessed in connection with your variable product; if they did, the expenses shown would be higher, while the ending balance shown would be lower. YOU SHOULD UNDERSTAND THAT THIS IS ONLY A HYPOTHETICAL PRESENTATION MADE TO ILLUSTRATE WHAT EXPENSES AND RETURNS WOULD BE UNDER THE ABOVE SCENARIOS; YOUR ACTUAL RETURNS AND EXPENSES ARE LIKELY TO DIFFER (HIGHER OR LOWER) FROM THOSE SHOWN BELOW.

SERIES I--ANNUAL EXPENSE
RATIO 0.95%                                             YEAR 1          YEAR 2         YEAR 3         YEAR 4         YEAR 5
------------------------------------------------------------------------------------------------------------------------------------
Cumulative Return Before Expenses                           5.00%         10.25%         15.76%         21.55%         27.63%
Cumulative Return After Expenses                            4.05%          8.26%         12.65%         17.21%         21.96%
End of Year Balance                                   $10,405.00     $10,826.40     $11,264.87     $11,721.10     $12,195.80
Estimated Annual Expenses                             $    96.92     $   100.85     $   104.93     $   109.18     $   113.61
------------------------------------------------------------------------------------------------------------------------------------


SERIES I--ANNUAL EXPENSE
RATIO 0.95%                                              YEAR 6        YEAR 7         YEAR 8         YEAR 9        YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative Return Before Expenses                          34.01%         40.71%         47.75%         55.13%         62.89%
Cumulative Return After Expenses                           26.90%         32.04%         37.38%         42.95%         48.74%
End of Year Balance                                   $12,689.73     $13,203.67     $13,738.42     $14,294.82     $14,873.76
Estimated Annual Expenses                             $   118.21     $   122.99     $   127.97     $   133.16     $   138.55"
------------------------------------------------------------------------------------------------------------------------------------

                            AIM V.I. HIGH YIELD FUND
                                SERIES II SHARES


                          Supplement dated July 1, 2005
                     to the Prospectus dated April 29, 2005


The following replaces in its entirety the information appearing in the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" in the prospectus:

         "The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-investment grade debt securities, i.e., "junk bonds." In complying with this 80% investment requirement, the fund's investments may include investments in synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include futures and options. The fund considers a bond to be a junk bond if it is rated Ba or lower by Moody's Investors Service, Inc. or BB or lower by Standard & Poor's Ratings. The fund will principally invest in junk bonds rated B or above by Moody's Investors Service, Inc. or Standard & Poor's Ratings or deemed by the portfolio managers to be of comparable quality. The fund may also invest in preferred stock. The fund may invest up to 25% of its total assets in foreign securities. The fund may also invest in credit derivatives. Any percentage limitations with respect to assets of the fund are applied at the time of purchase."


The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:


"FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract product buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------

(fees paid directly from
your investment)                                             SERIES II SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                       N/A
Maximum Deferred Sales Charge (Load)                              N/A
--------------------------------------------------------------------------------


"N/A" in the above tables means "not applicable."

ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
--------------------------------------------------------------------------------

(expenses that are deducted
from Series II share assets)                                 SERIES II SHARES
--------------------------------------------------------------------------------
Management Fees                                                   0.62%
Rule 12b-1 Fees                                                   0.25
Other Expenses                                                    0.42
Total Annual Fund Operating Expenses                              1.29
Fee Waiver(2)                                                     0.09
Net Annual Fund Operating Expenses                                1.20
--------------------------------------------------------------------------------

(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The fund's advisor and/or distributor have contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.20% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees, and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation is in effect through June 30, 2006.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series II shares of the fund with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

         The example assumes that you invest $10,000 in the fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES II SHARES                    1 YEAR     3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------------------------------------
AIM V.I. High Yield Fund            $   122    $  400     $  699       $   1,549
--------------------------------------------------------------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The annual expense ratio, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the current annual expense ratio will be the expense ratio for the fund. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees and expenses assessed in connection with your variable product; if they did, the expenses shown would be higher, while the ending balance shown would be lower. YOU SHOULD UNDERSTAND THAT THIS IS ONLY A HYPOTHETICAL PRESENTATION MADE TO ILLUSTRATE WHAT EXPENSES AND RETURNS WOULD BE UNDER THE ABOVE SCENARIOS; YOUR ACTUAL RETURNS AND EXPENSES ARE LIKELY TO DIFFER (HIGHER OR LOWER) FROM THOSE SHOWN BELOW.

SERIES II--ANNUAL EXPENSE
RATIO 1.20%                                              YEAR 1         YEAR 2         YEAR 3         YEAR 4          YEAR 5
------------------------------------------------------------------------------------------------------------------------------------
Cumulative Return Before Expenses                           5.00%         10.25%         15.76%         21.55%         27.63%
Cumulative Return After Expenses                            3.80%          7.74%         11.84%         16.09%         20.50%
End of Year Balance                                   $10,380.00     $10,774.44     $11,183.87     $11,608.86     $12,049.99
Estimated Annual Expenses                             $   122.28     $   126.93     $   131.75     $   136.76     $   141.95
------------------------------------------------------------------------------------------------------------------------------------

SERIES II--ANNUAL EXPENSE
RATIO 1.20%                                               YEAR 6         YEAR 7         YEAR 8         YEAR 9        YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative Return Before Expenses                          34.01%         40.71%         47.75%         55.13%         62.89%
Cumulative Return After Expenses                           25.08%         29.83%         34.77%         39.89%         45.20%
End of Year Balance                                   $12,507.89     $12,983.19     $13,476.55     $13,988.66     $14,520.23
Estimated Annual Expenses                             $   147.35     $   152.95     $   158.76     $   164.79     $   171.05"
------------------------------------------------------------------------------------------------------------------------------------

                         AIM V.I. LARGE CAP GROWTH FUND
                                 SERIES I SHARES

                          Supplement dated July 1, 2005
                     to the Prospectus dated April 29, 2005

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:


"FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------

(fees paid directly from
your investment)                                           SERIES I SHARES
--------------------------------------------------------------------------
Maximum Sales Charge (Load)                                     N/A
Maximum Deferred Sales Charge (Load)                            N/A
--------------------------------------------------------------------------

"N/A" in the above tables means "not applicable."

ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------

(expenses that are deducted
from Series I share assets)                                SERIES I  SHARES
--------------------------------------------------------------------------
Management Fees(2)                                              0.75%
Other Expenses                                                  9.13
Total Annual Fund Operating Expenses                            9.88
Fee Waiver and/or Expense Reimbursements(2)(3)                  8.87
Net Annual Fund Operating Expenses                              1.01
--------------------------------------------------------------------------

(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees. This agreement is reflected in the Fee Waiver. (See "Fund Management--Advisor Compensation").

(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.01% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation is in effect through June 30, 2006.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

     The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES I SHARES                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------------------------
AIM V.I. Large Cap Growth Fund         $ 103    $ 2,059    $ 3,828     $ 7,550
------------------------------------------------------------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The annual expense ratio, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the current annual expense ratio will be the expense ratio for the fund. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees and expenses assessed in connection with your variable product; if they did, the expenses shown would be higher, while the ending balance shown would be lower. YOU SHOULD UNDERSTAND THAT THIS IS ONLY A HYPOTHETICAL PRESENTATION MADE TO ILLUSTRATE WHAT EXPENSES AND RETURNS WOULD BE UNDER THE ABOVE SCENARIOS; YOUR ACTUAL RETURNS AND EXPENSES ARE LIKELY TO DIFFER (HIGHER OR LOWER) FROM THOSE SHOWN BELOW.

SERIES I--ANNUAL EXPENSE
RATIO 1.01%                             YEAR 1          YEAR 2          YEAR 3          YEAR 4          YEAR 5
-----------------------------------------------------------------------------------------------------------------
Cumulative Return Before Expenses           5.00%          10.25%          15.76%          21.55%          27.63%
Cumulative Return After Expenses            3.99%           8.14%          12.45%          16.94%          21.61%
End of Year Balance                   $10,399.00      $10,813.92      $11,245.40      $11,694.09      $12,160.68
Estimated Annual Expenses             $   103.01      $   107.13      $   111.40      $   115.84      $   120.47
-----------------------------------------------------------------------------------------------------------------

SERIES I--ANNUAL EXPENSE
RATIO 1.01%                             YEAR 6          YEAR 7          YEAR 8          YEAR 9         YEAR 10
-----------------------------------------------------------------------------------------------------------------
Cumulative Return Before Expenses          34.01%          40.71%          47.75%          55.13%          62.89%
Cumulative Return After Expenses           26.46%          31.50%          36.75%          42.21%          47.88%
End of Year Balance                   $12,645.89      $13,150.46      $13,675.17      $14,220.81      $14,788.22
Estimated Annual Expenses             $   125.27      $   130.27      $   135.47      $   140.87      $   146.50"
-----------------------------------------------------------------------------------------------------------------

                         AIM V.I. LARGE CAP GROWTH FUND
                                SERIES II SHARES

                          Supplement dated July 1, 2005
                     to the Prospectus dated April 29, 2005

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:


"FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
----------------------------------------------------------------------------
(fees paid directly from
your investment)                                           SERIES II SHARES
----------------------------------------------------------------------------
Maximum Sales Charge (Load)                                     N/A
Maximum Deferred Sales Charge (Load)                            N/A
----------------------------------------------------------------------------

"N/A" in the above tables means "not applicable."

ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
----------------------------------------------------------------------------
(expenses that are deducted
from Series II share assets)                               SERIES II  SHARES
----------------------------------------------------------------------------
Management Fees(2)                                               0.75%
Rule 12b-1 Fees                                                  0.25
Other Expenses                                                   9.13
Total Annual Fund Operating Expenses                            10.13
Fee Waiver and/or Expense Reimbursements(2)(3)                   8.87
Net Annual Fund Operating Expenses                               1.26
----------------------------------------------------------------------------

(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees. This agreement is reflected in the Fee Waiver. (See "Fund Management--Advisor Compensation").

(3) The fund's advisor and/or distributor have contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.26% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation agreement is in effect through June 30, 2006.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series II shares of the fund with the cost of investing in other mutual funds. The example also does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

     The example assumes that you invest $10,000 in the fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES II SHARES                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------------------------
AIM V.I. Large Cap Growth Fund        $ 128     $ 2,124    $ 3,920    $ 7,663
------------------------------------------------------------------------------



HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10--year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10--year period. The annual expense ratio, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the current annual expense ratio will be the expense ratio for the fund. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees and expenses assessed in connection with your variable product; if they did, the expenses shown would be higher, while the ending balance shown would be lower. YOU SHOULD UNDERSTAND THAT THIS IS ONLY A HYPOTHETICAL PRESENTATION MADE TO ILLUSTRATE WHAT EXPENSES AND RETURNS WOULD BE UNDER THE ABOVE SCENARIOS; YOUR ACTUAL RETURNS AND EXPENSES ARE LIKELY TO DIFFER (HIGHER OR LOWER) FROM THOSE SHOWN BELOW.

SERIES II--ANNUAL EXPENSE
RATIO 1.26%                             YEAR 1          YEAR 2          YEAR 3           YEAR 4         YEAR 5
-----------------------------------------------------------------------------------------------------------------
Cumulative Return Before Expenses           5.00%          10.25%          15.76%          21.55%          27.63%
Cumulative Return After Expenses            3.74%           7.62%          11.64%          15.82%          20.15%
End of Year Balance                   $10,374.00      $10,761.99      $11,164.49      $11,582.04      $12,015.21
Estimated Annual Expenses             $   128.36      $   133.16      $   138.14      $   143.30      $   148.66
-----------------------------------------------------------------------------------------------------------------

SERIES II--ANNUAL EXPENSE
RATIO 1.26%                               YEAR 6          YEAR 7          YEAR 8          YEAR 9         YEAR 10
-----------------------------------------------------------------------------------------------------------------
Cumulative Return Before Expenses          34.01%          40.71%          47.75%          55.13%          62.89%
Cumulative Return After Expenses           24.65%          29.31%          34.14%          39.16%          44.37%
End of Year Balance                   $12,464.57      $12,930.75      $13,414.36      $13,916.06      $14,436.52
Estimated Annual Expenses             $   154.22      $   159.99      $   165.97      $   172.18      $   178.62
-----------------------------------------------------------------------------------------------------------------

                              AIM V.I. LEISURE FUND
                                 SERIES I SHARES

                          Supplement dated July 1, 2005
                     to the Prospectus dated April 29, 2005


The following information replaces in its entirety the information appearing under the heading "FEE TABLE, EXPENSE EXAMPLE, AND HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" in the prospectus:


     "The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                              SERIES I SHARES
Maximum Sales Charge (Load)                                         N/A

Maximum Deferred Sales Charge (Load)                                N/A

----------
"N/A" in the above table means "not applicable."

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(1)

                                                              SERIES I SHARES
Management Fees                                                    0.75%

Other Expenses                                                     0.59%

Total Annual Fund Operating Expenses                               1.34%

Fee Waiver(2)                                                      0.33%

Net Annual Fund Operating Expenses                                 1.01%

----------

(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.01% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. This expense limitation agreement is in effect through June 30, 2006.

EXPENSE EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund's Series I shares to the cost of investing in other mutual funds. The Example also does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund's Series I shares for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                   1 YEAR        3 YEARS    5 YEARS    10 YEARS
                                   ------        -------    -------    --------
SERIES I SHARES
  AIM V.I. Leisure Fund            $ 103          $ 392      $ 703      $ 1,584

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table about the effect of a fund's expenses, including investment advisory fees and other Fund costs, on the Fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The annual expense ratio, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the current annual expense ratio will be the expense ratio for the Fund. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees and expenses assessed in connection with your variable product; if they did, the expenses shown would be higher, while the ending balance shown would be lower. YOU SHOULD UNDERSTAND THAT THIS IS ONLY A HYPOTHETICAL PRESENTATION MADE TO ILLUSTRATE WHAT EXPENSES AND RETURNS WOULD BE UNDER THE ABOVE SCENARIOS; YOUR ACTUAL RETURNS AND EXPENSES ARE LIKELY TO DIFFER (HIGHER OR LOWER) FROM THOSE SHOWN BELOW.


SERIES I--
ANNUAL
EXPENSE
RATIO 1.01%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses            5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%     62.89%

Cumulative
Return After
Expenses            3.99%       8.14%      12.45%      16.94%      21.61%      26.46%      31.50%      36.75%      42.21%     47.88%

End of Year
Balance       $10,399.00  $10,813.92  $11,245.40  $11,694.09  $12,160.68  $12,645.89  $13,150.46  $13,675.17  $14,220.81 $14,788.22

Estimated
Annual
Expenses      $   103.01  $   107.13  $   111.40  $   115.84  $   120.47  $   125.27  $   130.27  $   135.47  $   140.87 $   146.50"
-----------------------------------------------------------------------------------------------------------------------------------

                              AIM V.I. LEISURE FUND
                                SERIES II SHARES

                          Supplement dated July 1, 2005
                     to the Prospectus dated April 29, 2005


The following information replaces in its entirety the information appearing under the heading "FEE TABLE, EXPENSE EXAMPLE, AND HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" in the prospectus:


     "The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                              SERIES II SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                         N/A

Maximum Deferred Sales Charge (Load)                                N/A

----------

"N/A" in the above table means "not applicable."

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(1)

                                                              SERIES II SHARES
--------------------------------------------------------------------------------

Management Fees                                                     0.75%

Rule (12b-1) Fees                                                   0.25%

Other Expenses(2)                                                   0.59%

Total Annual Fund Operating Expenses                                1.59%

Fee Waiver(3)                                                       0.33%

Net Annual Fund Operating Expenses                                  1.26%

----------

(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2)  Other Expenses are based on estimated amounts for the current fiscal year.

(3) The Fund's advisor and/or distributor have contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.26% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through June 30, 2006.

EXPENSE EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund's Series II shares to the cost of investing in other mutual funds. The Example also does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund's Series II shares for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                              1 YEAR       3 YEARS       5 YEARS       10 YEARS
                              ------       -------       -------       --------
SERIES II SHARES

  AIM V.I. Leisure Fund       $ 128         $ 470         $ 835        $ 1,861


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table about the effect of a fund's expenses, including investment advisory fees and other Fund costs, on the Fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The annual expense ratio, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the current annual expense ratio will be the expense ratio for the Fund. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees and expenses assessed in connection with your variable product; if they did, the expenses shown would be higher, while the ending balance shown would be lower. YOU SHOULD UNDERSTAND THAT THIS IS ONLY A HYPOTHETICAL PRESENTATION MADE TO ILLUSTRATE WHAT EXPENSES AND RETURNS WOULD BE UNDER THE ABOVE SCENARIOS; YOUR ACTUAL RETURNS AND EXPENSES ARE LIKELY TO DIFFER (HIGHER OR LOWER) FROM THOSE SHOWN BELOW.


SERIES II--
ANNUAL
EXPENSE
RATIO 1.26%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%     62.89%

Cumulative
Return After
Expenses           3.74%       7.62%      11.64%      15.82%      20.15%      24.65%      29.31%      34.14%      39.16%     44.37%

End of Year
Balance      $10,374.00  $10,761.99  $11,164.49  $11,582.04  $12,015.21  $12,464.57  $12,930.75  $13,414.36  $13,916.06 $14,436.52

Estimated
Annual
Expenses     $   128.36  $   133.16  $   138.14  $   143.30  $   148.66  $   154.22  $   159.99  $   165.97  $   172.18 $   178.62"
-----------------------------------------------------------------------------------------------------------------------------------

                          AIM V.I. PREMIER EQUITY FUND
                                 SERIES I SHARES

                          Supplement dated July 1, 2005
                     to the Prospectus dated April 29, 2005


The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:


"FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.


SHAREHOLDER FEES
----------------------------------------------------------------------------
(fees paid directly from
your investment)                                             SERIES I SHARES
----------------------------------------------------------------------------
Maximum Sales Charge (Load)                                       N/A
Maximum Deferred Sales Charge (Load)                              N/A
----------------------------------------------------------------------------

"N/A" in the above tables means "not applicable."

ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
----------------------------------------------------------------------------
(expenses that are deducted
from Series I share assets)                                  SERIES I SHARES
----------------------------------------------------------------------------
Management Fees                                                   0.61%
Other Expenses                                                    0.30
Total Annual Fund Operating Expenses                              0.91
Fee Waiver(2)(3)                                                  0.02
Net Annual Fund Operating Expenses                                0.89
----------------------------------------------------------------------------

(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Effective July 1, 2005 through June 30, 2006, the fund's advisor has contractually agreed to waive 0.02% of its Management Fees.

(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees, and
    (vii) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation is in effect through April 30, 2006.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

      The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES I SHARES                   1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------
AIM V.I. Premier Equity Fund      $   91    $   288    $   502    $  1,118
--------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The annual expense ratio, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the current annual expense ratio will be the expense ratio for the fund. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees and expenses assessed in connection with your variable product; if they did, the expenses shown would be higher, while the ending balance shown would be lower. YOU SHOULD UNDERSTAND THAT THIS IS ONLY A HYPOTHETICAL PRESENTATION MADE TO ILLUSTRATE WHAT EXPENSES AND RETURNS WOULD BE UNDER THE ABOVE SCENARIOS; YOUR ACTUAL RETURNS AND EXPENSES ARE LIKELY TO DIFFER (HIGHER OR LOWER) FROM THOSE SHOWN BELOW.

SERIES I--ANNUAL EXPENSE
RATIO 0.89%                                  YEAR 1           YEAR 2            YEAR 3           YEAR 4            YEAR 5

Cumulative Return Before Expenses                5.00%            10.25%           15.76%            21.55%           27.63%
Cumulative Return After Expenses                 4.11%             8.39%           12.84%            17.48%           22.31%
End of Year Balance                     $   10,411.00     $   10,838.89    $   11,284.37     $   11,748.16    $   12,231.01
Estimated Annual Expenses               $       90.83     $       94.56    $       98.45     $      102.49    $      106.71

SERIES I--ANNUAL EXPENSE
RATIO 0.89%                                  YEAR 6           YEAR 7            YEAR 8           YEAR 9           YEAR 10

Cumulative Return Before Expenses               34.01%            40.71%           47.75%            55.13%           62.89%
Cumulative Return After Expenses                27.34%            32.57%           38.02%            43.69%           49.60%
End of Year Balance                     $   12,733.70     $   13,257.06    $   13,801.92     $   14,369.18    $   14,959.75
Estimated Annual Expenses               $      111.09     $      115.66    $      120.41     $      125.36    $      130.51"
----------------------------------------------------------------------------------------------------------------------------

                          AIM V.I. PREMIER EQUITY FUND
                                SERIES II SHARES

                          Supplement dated July 1, 2005
                     to the Prospectus dated April 29, 2005


The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:


"FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract product buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES

(fees paid directly from
your investment)                                             SERIES II SHARES
-----------------------------------------------------------------------------
Maximum Sales Charge (Load)                                       N/A
Maximum Deferred Sales Charge (Load)                              N/A
-----------------------------------------------------------------------------

"N/A" in the above tables means "not applicable."

ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
-----------------------------------------------------------------------------
(expenses that are deducted
from Series II share
assets)                                                      SERIES II SHARES
-----------------------------------------------------------------------------
Management Fees                                                   0.61%
Rule (12b-1) Fees                                                 0.25
Other Expenses                                                    0.30
Total Annual Fund Operating Expenses                              1.16
Fee Waiver(2)(3)                                                  0.02
Net Annual Fund Operating Expenses                                1.14
-----------------------------------------------------------------------------

(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Effective July 1, 2005 through June 30, 2006, the fund's advisor has contractually agreed to waive 0.02% of its Management Fees.

(3) The fund's advisor and/or distributor have contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.45% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
    (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vii) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation is in effect through April 30, 2006.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series II shares of the fund with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

    The example assumes that you invest $10,000 in the fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES II SHARES                     1 YEAR    3 YEARS   5 YEARS    10 YEARS
----------------------------------------------------------------------------
AIM V.I. Premier Equity Fund         $  116    $   367   $   636    $  1,407
----------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The annual expense ratio, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the current annual expense ratio will be the expense ratio for the fund. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees and expenses assessed in connection with your variable product; if they did, the expenses shown would be higher, while the ending balance shown would be lower. YOU SHOULD UNDERSTAND THAT THIS IS ONLY A HYPOTHETICAL PRESENTATION MADE TO ILLUSTRATE WHAT EXPENSES AND RETURNS WOULD BE UNDER THE ABOVE SCENARIOS; YOUR ACTUAL RETURNS AND EXPENSES ARE LIKELY TO DIFFER (HIGHER OR LOWER) FROM THOSE SHOWN BELOW.

SERIES II--ANNUAL EXPENSE
RATIO 1.14%                                       YEAR 1           YEAR 2            YEAR 3           YEAR 4            YEAR 5

Cumulative Return Before Expenses                     5.00%            10.25%           15.76%            21.55%           27.63%
Cumulative Return After Expenses                      3.86%             7.87%           12.03%            16.36%           20.85%
End of Year Balance                          $   10,386.00     $   10,786.90    $   11,203.27     $   11,635.72    $   12,084.86
Estimated Annual Expenses                    $      116.20     $      120.69    $      125.34     $      130.18    $      135.21

SERIES II--ANNUAL EXPENSE
RATIO 1.14%                                       YEAR 6           YEAR 7            YEAR 8           YEAR 9           YEAR 10

Cumulative Return Before Expenses                    34.01%            40.71%           47.75%            55.13%           62.89%
Cumulative Return After Expenses                     25.51%            30.36%           35.39%            40.62%           46.04%
End of Year Balance                          $   12,551.33     $   13,035.82    $   13,539.00     $   14,061.60    $   14,604.38
Estimated Annual Expenses                    $      140.43     $      145.85    $      151.48     $      157.32    $      163.40"
----------------------------------------------------------------------------------------------------------------------------------

                         AIM V.I. SMALL CAP EQUITY FUND
                                 SERIES I SHARES

                          Supplement dated July 1, 2005
                     to the Prospectus dated April 29, 2005

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:


"FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
----------------------------------------------------------------------------
(fees paid directly from
your investment)                                             SERIES I SHARES
----------------------------------------------------------------------------
Maximum Sales Charge (Load)                                       N/A
Maximum Deferred Sales Charge (Load)                              N/A
----------------------------------------------------------------------------

"N/A" in the above tables means "not applicable."

ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
----------------------------------------------------------------------------
(expenses that are deducted
from Series I share assets)                                  SERIES I SHARES
----------------------------------------------------------------------------
Management Fees(2)                                                0.85%
Other Expenses                                                    1.15
Total Annual Fund Operating Expenses                              2.00
Fee Waiver(2)(3)                                                  0.85
Net Annual Fund Operating Expenses                                1.15
----------------------------------------------------------------------------

(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees. This agreement is reflected in the Fee Waiver. (See "Fund Management--Advisor Compensation").

(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.15% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation is in effect through June 30, 2006.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

      The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES I SHARES                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------------------------------------------------------------------------
AIM V.I. Small Cap Equity Fund      $  117    $   545    $   999    $  2,259
----------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The annual expense ratio, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the current annual expense ratio will be the expense ratio for the fund. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees and expenses assessed in connection with your variable product; if they did, the expenses shown would be higher, while the ending balance shown would be lower. YOU SHOULD UNDERSTAND THAT THIS IS ONLY A HYPOTHETICAL PRESENTATION MADE TO ILLUSTRATE WHAT EXPENSES AND RETURNS WOULD BE UNDER THE ABOVE SCENARIOS; YOUR ACTUAL RETURNS AND EXPENSES ARE LIKELY TO DIFFER (HIGHER OR LOWER) FROM THOSE SHOWN BELOW.

SERIES I--ANNUAL EXPENSE
RATIO 1.15%                                    YEAR 1            YEAR 2           YEAR 3            YEAR 4           YEAR 5
------------------------------------------------------------------------------------------------------------------------------------
Cumulative Return Before Expenses                   5.00%           10.25%            15.76%           21.55%            27.63%
Cumulative Return After Expenses                    3.85%            7.85%            12.00%           16.31%            20.79%
End of Year Balance                        $    10,385.00   $   10,784.82     $   11,200.04    $   11,631.24     $   12,079.04
Estimated Annual Expenses                  $       117.21   $      121.73     $      126.41    $      131.28     $      136.33
------------------------------------------------------------------------------------------------------------------------------------

SERIES I--ANNUAL EXPENSE
RATIO 1.15%                                    YEAR 6            YEAR 7           YEAR 8            YEAR 9           YEAR 10
Cumulative Return Before Expenses                  34.01%           40.71%            47.75%           55.13%            62.89%
Cumulative Return After Expenses                   25.44%           30.27%            35.29%           40.49%            45.90%
End of Year Balance                        $   12,544.09    $   13,027.03     $   13,528.57    $   14,049.42     $   14,590.33
Estimated Annual Expenses                  $      141.58    $      147.03     $      152.69    $      158.57     $      164.68"
------------------------------------------------------------------------------------------------------------------------------------

                         AIM V.I. SMALL CAP EQUITY FUND
                                SERIES II SHARES

                          Supplement dated July 1, 2005
                     to the Prospectus dated April 29, 2005

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:


"FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                             SERIES II SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                       N/A
Maximum Deferred Sales Charge (Load)                              N/A
--------------------------------------------------------------------------------

"N/A" in the above tables means "not applicable."

ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from Series II share assets)                                 SERIES II SHARES
--------------------------------------------------------------------------------
Management Fees(2)                                                0.85%
Rule 12b-1 Fees                                                   0.25
Other Expenses                                                    1.15
Total Annual Fund Operating Expenses                              2.25
Fee Waiver(2)(3)                                                  0.85
Net Annual Fund Operating Expenses                                1.40
--------------------------------------------------------------------------------

(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees. This agreement is reflected in the Fee Waiver. (See "Fund Management--Advisor Compensation").

(3) The fund's advisor and/or distributor have contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.40% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and
    (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation agreement is in effect through June 30, 2006.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series II shares of the fund with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

    The example assumes that you invest $10,000 in the fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES II SHARES                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Small Cap Equity Fund      $  143    $   622    $ 1,127    $  2,519
--------------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The annual expense ratio, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the current annual expense ratio will be the expense ratio for the fund. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees and expenses assessed in connection with your variable product; if they did, the expenses shown would be higher, while the ending balance shown would be lower. YOU SHOULD UNDERSTAND THAT THIS IS ONLY A HYPOTHETICAL PRESENTATION MADE TO ILLUSTRATE WHAT EXPENSES AND RETURNS WOULD BE UNDER THE ABOVE SCENARIOS; YOUR ACTUAL RETURNS AND EXPENSES ARE LIKELY TO DIFFER (HIGHER OR LOWER) FROM THOSE SHOWN BELOW.

SERIES II--ANNUAL EXPENSE
RATIO 1.40%                                    YEAR 1            YEAR 2           YEAR 3            YEAR 4           YEAR 5
------------------------------------------------------------------------------------------------------------------------------------
Cumulative Return Before Expenses                   5.00%           10.25%            15.76%           21.55%            27.63%
Cumulative Return After Expenses                    3.60%            7.33%            11.19%           15.20%            19.34%
End of Year Balance                        $   10,360.00    $   10,732.96     $   11,119.35    $   11,519.64     $   11,934.35
Estimated Annual Expenses                  $      142.52    $      147.65     $      152.97    $      158.47     $      164.18
------------------------------------------------------------------------------------------------------------------------------------

SERIES II--ANNUAL EXPENSE
RATIO 1.40%                                    YEAR 6            YEAR 7           YEAR 8            YEAR 9           YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative Return Before Expenses                  34.01%           40.71%            47.75%           55.13%            62.89%
Cumulative Return After Expenses                   23.64%           28.09%            32.70%           37.48%            42.43%
End of Year Balance                        $   12,363.99    $   12,809.09     $   13,270.22    $   13,747.95     $   14,242.87
Estimated Annual Expenses                  $      170.09    $      176.21     $      182.56    $      189.13     $      195.94"
------------------------------------------------------------------------------------------------------------------------------------

                       AIM V.I. SMALL COMPANY GROWTH FUND
                                 SERIES I SHARES


                          Supplement dated July 1, 2005
                     to the Prospectus dated April 29, 2005


The following information replaces in its entirety the information appearing under the heading "FEE TABLE, EXPENSE EXAMPLE, AND HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" in the prospectus:

"The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                             SERIES I SHARES

Maximum Sales Charge (Load)                                        N/A

Maximum Deferred Sales Charge (Load)                               N/A

----------
"N/A" in the above table means "not applicable."

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(1)

                                                             SERIES I SHARES

Management Fees(2)                                                0.75%

Other Expenses                                                    0.61%

Total Annual Fund Operating Expenses                              1.36%

Fee Waiver(2)(3)                                                  0.16%

Net Annual Fund Operating Expenses                                1.20%

(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees. This agreement is reflected in the Fee Waiver. (See "Fund Management-Investment Advisor").

(3) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.20% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through June 30, 2006.

EXPENSE EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund's Series I shares to the cost of investing in other mutual funds. The Example also does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund's Series I shares for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                                             1 YEAR         3 YEARS          5 YEARS         10 YEARS
                                                             -------        --------         --------        --------

SERIES I SHARES

    AIM V.I. Small Company Growth Fund                         $122           $415             $729           $1,621


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table about the effect of a fund's expenses, including investment advisory fees and other Fund costs, on the Fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The annual expense ratio, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the current annual expense ratio will be the expense ratio for the Fund. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees and expenses assessed in connection with your variable product; if they did, the expenses shown would be higher, while the ending balance shown would be lower. YOU SHOULD UNDERSTAND THAT THIS IS ONLY A HYPOTHETICAL PRESENTATION MADE TO ILLUSTRATE WHAT EXPENSES AND RETURNS WOULD BE UNDER THE ABOVE SCENARIOS; YOUR ACTUAL RETURNS AND EXPENSES ARE LIKELY TO DIFFER (HIGHER OR LOWER) FROM THOSE SHOWN BELOW.


SERIES I--
ANNUAL
EXPENSE
RATIO 1.20%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           3.80%       7.74%      11.84%      16.09%      20.50%      25.08%      29.83%      34.77%      39.89%      45.20%

End of Year
Balance      $10,380.00  $10,774.44  $11,183.87  $11,608.86  $12,049.99  $12,507.89  $12,983.19  $13,476.55  $13,988.66  $14,520.23

Estimated
Annual
Expenses     $   122.28  $   126.93  $   131.75  $   136.76  $   141.95  $   147.35  $   152.95  $   158.76  $   164.79  $   171.05"
------------------------------------------------------------------------------------------------------------------------------------

                       AIM V.I. SMALL COMPANY GROWTH FUND
                                SERIES II SHARES

                          Supplement dated July 1, 2005
                     to the Prospectus dated April 29, 2005


The following information replaces in its entirety the information appearing under the heading "FEE TABLE, EXPENSE EXAMPLE, AND HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" in the prospectus:


    "The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in a separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                             SERIES II SHARES
Maximum Sales Charge (Load)                                         N/A

Maximum Deferred Sales Charge (Load)                                N/A

----------
"N/A" in the above table means "not applicable."

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(1)

                                                             SERIES II SHARES

Management Fees(2)                                                0.75%

Rule (12b-1) Fees                                                 0.25%

Other Expenses                                                    0.61%

Total Annual Fund Operating Expenses                              1.61%

Fee Waiver(2)(3)                                                  0.16%

Net Annual Fund Operating Expenses                                1.45%

----------
(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees. This agreement is reflected in the Fee Waiver. (See "Fund Management-Investment Advisor").

(3) The Fund's advisor and/or distributor have contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.45% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and
    (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through June 30, 2006.

EXPENSE EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund's Series II shares to the cost of investing in other mutual funds. The Example also does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund's Series II shares for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                                   1 YEAR         3 YEARS         5 YEARS         10 YEARS
                                                   ------         -------         -------         --------

SERIES II SHARES

    AIM V.I. Small Company Growth Fund              $148           $492             $861           $1,898

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table about the effect of a fund's expenses, including investment advisory fees and other Fund costs, on the Fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The annual expense ratio, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the current annual expense ratio will be the expense ratio for the Fund. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees and expenses assessed in connection with your variable product; if they did, the expenses shown would be higher, while the ending balance shown would be lower. YOU SHOULD UNDERSTAND THAT THIS IS ONLY A HYPOTHETICAL PRESENTATION MADE TO ILLUSTRATE WHAT EXPENSES AND RETURNS WOULD BE UNDER THE ABOVE SCENARIOS; YOUR ACTUAL RETURNS AND EXPENSES ARE LIKELY TO DIFFER (HIGHER OR LOWER) FROM THOSE SHOWN BELOW.


SERIES II--
ANNUAL EXPENSE
RATIO 1.45%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           3.55%       7.23%      11.03%      14.97%      19.06%      23.28%      27.66%      32.19%      36.88%      41.74%

End of Year
Balance      $10,355.00  $10,722.60  $11,103.25  $11,497.42  $11,905.58  $12,328.23  $12,765.88  $13,219.07  $13,688.34  $14,174.28

Estimated
Annual
Expenses     $   147.57  $   152.81  $   158.24  $   163.85  $   169.67  $   175.70  $   181.93  $   188.39  $   195.08  $   202.00"
------------------------------------------------------------------------------------------------------------------------------------

                           AIM V.I. TOTAL RETURN FUND
                                 SERIES I SHARES

                          Supplement dated July 1, 2005
                     to the Prospectus dated April 29, 2005
                          as supplemented May 23, 2005


The following information replaces in its entirety the information appearing under the heading "FEE TABLE, EXPENSE EXAMPLE, AND HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" in the prospectus:


    "The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                             SERIES I SHARES

Maximum Sales Charge (Load)                                        N/A

Maximum Deferred Sales Charge (Load)                               N/A

----------
"N/A" in the above table means "not applicable."

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(1)

                                                             SERIES I SHARES

Management Fees(2)                                                0.75%

Other Expenses                                                    1.08%

Total Annual Fund Operating Expenses                              1.83%

Fee Waiver(2)(3)                                                  0.92%

Net Annual Fund Operating Expenses                                0.91%

----------
(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees. This agreement is reflected in the Fee Waiver. (See "Fund Management-Investment Advisor").

(3) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 0.91% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through June 30, 2006.

EXPENSE EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund's Series I shares to the cost of investing in other mutual funds. The Example also does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund's Series I shares for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                    1 YEAR         3 YEARS          5 YEARS         10 YEARS
                                    ------         -------          -------         --------
SERIES I SHARES
  AIM V.I. Total Return Fund         $93            $486             $904            $2,072

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table about the effect of a fund's expenses, including investment advisory fees and other Fund costs, on the Fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The annual expense ratio, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the current annual expense ratio will be the expense ratio for the Fund. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees and expenses assessed in connection with your variable product; if they did, the expenses shown would be higher, while the ending balance shown would be lower. YOU SHOULD UNDERSTAND THAT THIS IS ONLY A HYPOTHETICAL PRESENTATION MADE TO ILLUSTRATE WHAT EXPENSES AND RETURNS WOULD BE UNDER THE ABOVE SCENARIOS; YOUR ACTUAL RETURNS AND EXPENSES ARE LIKELY TO DIFFER (HIGHER OR LOWER) FROM THOSE SHOWN BELOW.



SERIES I--
ANNUAL
EXPENSE
RATIO 0.91%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses           4.09%       8.35%      12.78%      17.39%      22.19%      27.19%      32.39%      37.81%      43.44%      49.31%

End of Year
Balance      $10,409.00  $10,834.73  $11,277.87  $11,739.13  $12,219.26  $12,719.03  $13,239.24  $13,780.73  $14,344.36  $14,931.04

Estimated
Annual
Expenses     $    92.86  $    96.66  $   100.61  $   104.73  $   109.01  $   113.47  $   118.11  $   122.94  $   127.97  $   133.20"
------------------------------------------------------------------------------------------------------------------------------------

                           AIM V.I. TOTAL RETURN FUND
                                SERIES II SHARES


                          Supplement dated July 1, 2005
                     to the Prospectus dated April 29, 2005
                          as supplemented May 23, 2005


The following information replaces in its entirety the information appearing under the heading "FEE TABLE, EXPENSE EXAMPLE, AND HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" in the prospectus:


    "The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                             SERIES II SHARES
Maximum Sales Charge (Load)                                         N/A

Maximum Deferred Sales Charge (Load)                                N/A


----------
"N/A" in the above table means "not applicable".

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(1)

                                                             SERIES II SHARES

Management Fees(2)                                                 0.75%

Rule (12b-1) Fees                                                  0.25%

Other Expenses(3)                                                  1.08%

Total Annual Fund Operating Expenses                               2.08%

Fee Waiver(2)(4)                                                   0.92%

Net Annual Fund Operating Expenses                                 1.16%

----------

(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees. This agreement is reflected in the Fee Waiver. (See "Fund Management-Investment Advisor").

(3) Other Expenses are based on estimated amounts for the current fiscal year.

(4) The Fund's advisor and/or distributor have contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.16% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and
    (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the

    Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through June 30, 2006.

EXPENSE EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund's Series II shares to the cost of investing in other mutual funds. The Example also does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund's Series II shares for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                    1 YEAR         3 YEARS          5 YEARS         10 YEARS
                                    ------         -------          -------         --------
SERIES II SHARES
  AIM V.I. Total Return Fund         $118            $563           $1,034           $2,337

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table about the effect of a fund's expenses, including investment advisory fees and other Fund costs, on the Fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The annual expense ratio, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the current annual expense ratio will be the expense ratio for the Fund. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees and expenses assessed in connection with your variable product; if they did, the expenses shown would be higher, while the ending balance shown would be lower. YOU SHOULD UNDERSTAND THAT THIS IS ONLY A HYPOTHETICAL PRESENTATION MADE TO ILLUSTRATE WHAT EXPENSES AND RETURNS WOULD BE UNDER THE ABOVE SCENARIOS; YOUR ACTUAL RETURNS AND EXPENSES ARE LIKELY TO DIFFER (HIGHER OR LOWER) FROM THOSE SHOWN BELOW.

SERIES II--
ANNUAL
EXPENSE
RATIO 1.16%      YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           3.84%       7.83%      11.97%      16.27%      20.73%      25.37%      30.18%      35.18%      40.37%      45.76%

End of Year
Balance      $10,384.00  $10,782.75  $11,196.80  $11,626.76  $12,073.23  $12,536.84  $13,018.25  $13,518.16  $14,037.25  $14,576.28

Estimated
Annual
Expenses     $   118.23  $   122.77  $   127.48  $   132.38  $   137.46  $   142.74  $   148.22  $   153.91  $   159.82  $   165.96"
------------------------------------------------------------------------------------------------------------------------------------

                          AIM VARIABLE INSURANCE FUNDS

  AIM V.I. AGGRESSIVE GROWTH FUND                   AIM V.I. GROWTH FUND
   AIM V.I. BASIC BALANCED FUND                   AIM V.I. HIGH YIELD FUND
     AIM V.I. BASIC VALUE FUND               AIM V.I. INTERNATIONAL GROWTH FUND
      AIM V.I. BLUE CHIP FUND                  AIM V.I. LARGE CAP GROWTH FUND
AIM V.I. CAPITAL APPRECIATION FUND            AIM V.I. MID CAP CORE EQUITY FUND
 AIM V.I. CAPITAL DEVELOPMENT FUND               AIM V.I. MONEY MARKET FUND
     AIM V.I. CORE EQUITY FUND                  AIM V.I. PREMIER EQUITY FUND
 AIM V.I. DEMOGRAPHIC TRENDS FUND                 AIM V.I. REAL ESTATE FUND
 AIM V.I. DIVERSIFIED INCOME FUND              AIM V.I. SMALL CAP EQUITY FUND
AIM V.I. GOVERNMENT SECURITIES FUND

                         (SERIES I AND SERIES II SHARES)

                          Supplement dated July 1, 2005
        to the Statement of Additional Information dated April 29, 2005

The heading titled "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - INVESTMENT STRATEGIES AND RISKS - INVESTMENT TECHNIQUES - SWAP AGREEMENTS" on page 22 of the Statement of Additional Information is now titled "DESCRIPTION OF FUNDS AND THEIR INVESTMENTS AND RISKS - INVESTMENT STRATEGIES AND RISKS - INVESTMENT TECHNIQUES - INTEREST RATE, INDEX AND CURRENCY RATE SWAPS."

The following new section is added after the information appearing under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - INVESTMENT STRATEGIES AND RISKS - INVESTMENT TECHNIQUES - INTEREST RATE, INDEX AND CURRENCY RATE SWAPS":

        "CREDIT DEFAULT SWAPS. AIM V.I. Basic Balanced Fund, AIM V.I. Diversified Income Fund and AIM V.I. High Yield Fund may enter into Credit Default Swaps ("CDS"). A CDS is an agreement between two parties pursuant to which one party agrees to make one or more payments to the other, while the other party would assume the risk of a referenced debt obligation in the event of default. CDS may be direct ("unfunded swaps") or indirect in the form of a structured note ("funded swaps"). Unfunded and funded credit default swaps may be on a single security or packaged as a basket of CDS. The Fund may buy a CDS ("buy credit protection") in which it pays a fixed payment over the life of the swap in exchange for a counterparty taking on the risk of default of a referenced debt obligation ("Reference Entity"). Alternatively, the Fund may sell a CDS ("sell protection") in which it will receive a fixed payment in exchange for taking on the credit risk of the Reference Entity. An investment in a CDS may cause the portfolio performance to be more or less volatile.

    CDS agreements are typically individually negotiated and structured. CDS agreements may be entered into for investment or hedging purposes. The Fund may enter into CDS to create direct or synthetic long or short exposure to domestic or foreign corporate debt securities or sovereign debt securities

    As a buyer of a CDS, the Fund would pay a fixed spread over the life of the agreement to the seller of the CDS. If an event of default occurs, the fixed payment stream would cease, the Fund would deliver defaulted bonds to the seller and the seller would pay the full notional value, or the "par value", of the reference obligation to the Fund. The Fund may already own the reference bonds or may purchase a deliverable bond in the market. Alternatively, the two counterparties may agree to cash settlement. If no event of default occurs, the Fund pays the fixed stream of cash flows to the seller, and no other exchange occurs.

    As a seller of CDS, the Fund would receive a fixed payment stream. If an event of default occurs, the fixed payment stream stops, the Fund would pay the buyer par, and, in return, the Fund would receive deliverable bonds. Alternatively, if cash settlement is elected, the Fund would pay the buyer par less the market value of the referenced bonds. If no event of default occurs, the Fund receives the cash flow payment over the life of the agreement.

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    Risks of CDS include the risk that a counterparty may default on amounts owed to the Fund, basis risk (risk that the price of a derivative used to hedge or reflect an underlying bond behaves differently than the price of that bond), liquidity risk and market risk.

    Credit Derivatives may create covered or uncovered exposure to the Funds. The Funds generally will employ a strategy of setting aside liquid assets to cover any potential obligation. This strategy would be employed to avoid multiplying a Fund's economic exposure and would limit risks of leveraging. For example, the Fund may sell protection on a Reference Entity bearing the risk of delivering par to the counterparty. The Fund would set aside liquid assets, marked to the market daily, to cover this potential obligation.

    CDS agreements are generally governed by a single master agreement for each counterparty, and the agreements allow for netting of counterparties' obligations on specific transactions. The Fund's obligation or rights will be the net amount owed to or by the counterparty. A Fund's current obligations under a swap agreement will be accrued daily (on a net basis), and the Fund will maintain liquid assets in an amount equal to amounts owed to a swap counterparty less the value of any collateral posted. The Fund will not enter into a swap agreement with any single counterparty if the net amount owed or to be received under existing contracts with that counterparty would exceed 5% of the Fund's net assets determined on the date the CDS is entered into.

        CDS Options. The Fund may additionally enter into CDS option transactions which grant the holder the right, but not the obligation, to enter into a credit default swap at a specified future date and under specified terms in exchange for a purchase price ("premium"). The writer of the option bears the risk of any unfavorable move in the value of the CDS relative to the market value on the exercise date, while the purchaser may allow the option to expire unexercised."


Effective July 1, 2005, Monika H. Degan is no longer portfolio manager for AIM V.I. Blue Chip Fund and all references to Ms. Degan in Appendix G are deleted.